As filed with the Securities and Exchange Commission on December 26, 1995

                                              Registration Nos. 2-81110/811-4293

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


                        Post-Effective Amendment No. 44                      /X/


                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      /X/


                                Amendment No. 46                             /X/

                       ---------------------------------

                          PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                         125 W. 55th Street, 11th Floor
                               New York, NY 10019
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code:  (800) 332-3863


                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

      / / immediately upon filing pursuant to paragraph (b)

      / / on (date) pursuant to paragraph (b)

      /X/ 60 days after filing pursuant to paragraph (a)(1)

      / / on (date) pursuant to paragraph (a)(1)

      / / 75 days after filing pursuant to paragraph (a)(2)

      / / on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 28, 1995.




================================================================================

      THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY TO ADD A HORIZON CLASS OF SHARES OF THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND TO THE CURRENT PROSPECTUS FOR THE HORIZON AND HORIZON SERVICE SHARES OF THE TAX-EXEMPT MONEY FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND AND TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE HORIZON AND HORIZON SERVICE SHARES OF THE PRIME FUND, TREASURY FUND, GOVERNMENT FUND, TREASURY ONLY FUND, TAX-EXEMPT MONEY FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND. ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER PACIFIC HORIZON FUNDS ARE NOT INCLUDED IN THIS FILING.

                          PACIFIC HORIZON FUNDS, INC.
                   Horizon Shares and Horizon Service Shares
                          of the Tax-Exempt Money Fund
                                    and the

                    California Tax-Exempt Money Market Fund


                             Cross Reference Sheet


Form N-1A Item                                                   Prospectus Caption
--------------                                                   ------------------

Part A
------
1.  Cover Page . . . . . . . . . . . . . . . . . . . . . . .     Cover Page

2.  Synopsis . . . . . . . . . . . . . . . . . . . . . . . .     Expense Information

3.  Condensed Financial Information  . . . . . . . . . . . .     Financial Highlights

4.  General Description of Registrant  . . . . . . . . . . .     Description of Shares; Cover
                                                                 Page; Investment Objectives
                                                                 and Policies; Other Investment
                                                                 Practices

5.  Management of the Fund . . . . . . . . . . . . . . . . .     Management of the Funds;
                                                                 Description of Shares

5A. Management's Discussion of Fund Performance *

6.  Capital Stock and Other
      Securities . . . . . . . . . . . . . . . . . . . . . .     Description of Shares;
                                                                 Dividends, Distributions and
                                                                 Taxes

7.  Purchase of Securities Being
     Offered . . . . . . . . . . . . . . . . . . . . . . . .     Purchase and Redemption of
                                                                 Shares; Management of the
                                                                 Funds; Shareholder Services
                                                                 Plan

8.  Redemption or Repurchase . . . . . . . . . . . . . . . .     Purchase and Redemption of
                                                                 Shares; Management of the
                                                                 Funds; Shareholder Services
                                                                 Plan

9.  Pending Legal Proceedings  . . . . . . . . . . . . . . .     *


--------------
*  Item inapplicable or answer negative.

PROSPECTUS


MARCH __, 1996



                               Horizon Shares and
                          Horizon Service Shares of the

                              TAX-EXEMPT MONEY FUND


                                     AND THE


                     CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
         (Investment Portfolios Offered by Pacific Horizon Funds, Inc.)




THIS PROSPECTUS APPLIES TO THE HORIZON SHARES AND HORIZON SERVICE SHARES OF THE TAX-EXEMPT MONEY FUND AND THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND (THE "FUNDS"), TWO NO-LOAD TAX-EXEMPT INVESTMENT PORTFOLIOS OFFERED BY PACIFIC HORIZON FUNDS, INC. (THE "COMPANY"). HORIZON SHARES AND HORIZON SERVICE SHARES MAY NOT BE PURCHASED BY INDIVIDUALS DIRECTLY, BUT INSTITUTIONAL INVESTORS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. THE FUNDS ARE DESIGNED TO PROVIDE INSTITUTIONS WITH DAILY LIQUIDITY. THE TAX-EXEMPT MONEY FUND IS A DIVERSIFIED INVESTMENT PORTFOLIO AND THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND IS A NON-DIVERSIFIED INVESTMENT PORTFOLIO.


THE INVESTMENT OBJECTIVE OF THE TAX-EXEMPT MONEY FUND IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH RELATIVE STABILITY OF PRINCIPAL. THE INVESTMENT OBJECTIVE OF THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND IS TO SEEK AS HIGH A LEVEL OF CURRENT INTEREST INCOME FREE OF FEDERAL INCOME TAX AND CALIFORNIA STATE PERSONAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND RELATIVE STABILITY OF PRINCIPAL. THE FUNDS SEEK TO ACHIEVE THEIR OBJECTIVES BY INVESTING PRIMARILY IN U.S. DOLLAR-DENOMINATED OBLIGATIONS THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX, AND IN THE CASE OF THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND, IS ALSO EXEMPT FROM TAXATION UNDER THE LAWS OR CONSTITUTION OF CALIFORNIA.

PORTFOLIO SECURITIES HELD BY EACH FUND HAVE REMAINING MATURITIES OF THIRTEEN MONTHS OR LESS FROM THE DATE OF PURCHASE BY THE FUND. PORTFOLIO SECURITIES WHICH HAVE CERTAIN PUT OR DEMAND FEATURES EXERCISABLE BY THE FUND WITHIN THIRTEEN MONTHS (AS WELL AS CERTAIN U.S. GOVERNMENT OBLIGATIONS WITH FLOATING OR VARIABLE INTEREST RATES) AND SECURITIES HELD AS COLLATERAL FOR REPURCHASE AGREEMENTS MAY HAVE LONGER MATURITIES.

BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION ("BANK OF AMERICA") ACTS AS INVESTMENT ADVISER TO THE FUNDS. CONCORD FINANCIAL GROUP, INC. SPONSORS THE FUNDS AND

ACTS AS THEIR DISTRIBUTOR AND CONCORD HOLDING CORPORATION ACTS AS THEIR ADMINISTRATOR, NEITHER OF WHICH IS AFFILIATED WITH BANK OF AMERICA.


THIS PROSPECTUS BRIEFLY SETS FORTH CERTAIN INFORMATION ABOUT THE FUNDS DESCRIBED HEREIN THAT INVESTORS SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUNDS, CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION DATED MARCH __, 1996 AND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE TO INVESTORS UPON REQUEST AND WITHOUT CHARGE BY CALLING THE FUNDS' DISTRIBUTOR AT (800) 426-3863. THE STATEMENT OF ADDITIONAL INFORMATION, AS IT MAY FROM TIME TO TIME BE REVISED, IS INCORPORATED IN ITS ENTIRETY BY REFERENCE INTO THIS PROSPECTUS.



Shares of the Funds are not bank deposits or obligations of or guaranteed or endorsed by, Bank of America National Trust and Savings Association or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Each Fund seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions, although there can be no assurance that it will be able to do so on a continuous basis. Investment in the Funds involves investment risk, including the possible loss of principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               EXPENSE INFORMATION


The following table sets forth certain information regarding the shareholder transaction expenses imposed by each Fund and (i) the annual operating expenses incurred by the Tax-Exempt Money Fund with respect to its Horizon and Horizon Service Shares during its last fiscal year (ii) the operating expenses expected to be incurred for the next twelve months by the California Tax-Exempt Money Market Fund with respect to its Horizon Shares and, (iii) the annual operating expenses incurred by the California Tax-Exempt Money Market Fund with respect to its Horizon Service Shares during its last fiscal year. Actual expenses may vary. Hypothetical examples based on the table are also shown.



                                                                                                    CALIFORNIA
                                                                                                    TAX-EXEMPT
                                                          TAX-EXEMPT MONEY                         MONEY MARKET
                                                         -------------------                       ------------
                                                                     HORIZON                                HORIZON
                                                         HORIZON     SERVICE                  HORIZON       SERVICE
                                                         SHARES      SHARES*                  SHARES        SHARES*
                                                         -------     -------                  ------        -------

                                                  SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases . . . . . . .             None        None                     None         None
Sales Load Imposed on Reinvested
  Dividends . . . . . . . . . . . . . . . . .             None        None                     None         None
Deferred Sales Load . . . . . . . . . . . . .             None        None                     None         None
Redemption Fees . . . . . . . . . . . . . . .             None        None                     None         None

                                                   ANNUAL FUND OPERATING EXPENSES
                                               (as a percentage of average net assets)
Management Fees . . . . . . . . . . . . . . .          .20%          .20%                       .20%        .20%
                                                       ---           ---                        ---         ---
All Other Expenses  . . . . . . . . . . . . .          .08%          .33%                       .10%        .35%
                                                       ---           ---                        ---         ---
  Shareholder Service Payments  . . . . . . .           --           .25%                        --         .25%
  Other Expenses  . . . . . . . . . . . . . .          .08%          .08%                       .10%        .10%
Total Operating Expenses  . . . . . . . . . .          .28%          .53%                       .30%        .55%
                                                       ===           ===                        ===         ===

---------------

* The Company understands that institutions that enter into agreements ("Shareholder Service Agreements") with the Company ("Shareholder Organizations") under the Company's Shareholder Services Plan (the "Plan") may charge fees to their Customers who are the beneficial owners of Horizon Service Shares in connection with their accounts. Each Fund's Horizon Service Shares bear fees paid to Shareholder Organizations under the Plan at the annual rate of up to .25% of the average daily net asset value of each Fund's Horizon Service Shares.


EXAMPLES                                   1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                           ------           -------          -------          --------
You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) a 5% annual
return and (2) redemption at the
end of each time period:
Tax-Exempt Money-Horizon
  Shares  . . . . . . . . . . . . .        $3                 $ 9               $16             $36
Tax-Exempt Money-Horizon
  Service Shares  . . . . . . . . .        $5                 $17               $30             $66
California Tax-Exempt Money
  Market-Horizon Shares . . . . . .        $3                 $10               $17             $38
California Tax-Exempt Money
  Market-Horizon Service
  Shares  . . . . . . . . . . . . .        $6                 $18               $31             $69

The foregoing Expense Summary and Examples are intended to assist investors in Horizon Shares and Horizon Service Shares in understanding the expenses their class will pay. Investors bear these expenses indirectly since they reduce the amount of income paid by the Funds to investors as dividends. The investment adviser and administrator may voluntarily waive a portion of their respective fees and may voluntarily reimburse expenses from time to time. This voluntary waiver or reimbursement may be modified or terminated at any time. See "Management of the Funds" and "Description of Shares" for more complete descriptions of the various expenses referred to above.

THE EXAMPLES SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURNS AND OPERATING EXPENSES. ACTUAL INVESTMENT RETURNS AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS

The Tax-Exempt Money Fund commenced operations on July 10, 1987 as a separate investment portfolio (the "Predecessor Tax-Exempt Fund") of The Horizon Funds, a Massachusetts business trust. On January 19, 1990, the Predecessor Tax-Exempt Fund was reorganized as a new portfolio of the Company.


The table below sets forth certain information concerning (i) the investment results of the Predecessor Tax-Exempt Fund for the periods ended on or before April 30, 1989, (ii) the combined investment results of the Predecessor Tax-Exempt Fund and the Tax-Exempt Money Fund for the period May 1, 1989 through February 28, 1990, (iii) the investment results of the Tax-Exempt Money Fund for the fiscal years ended February 28, 1991, February 29, 1992, February 28, 1993, February 28, 1994 and February 28, 1995, (iv) and the investment results of the Tax-Exempt Money Fund for the six-month period ended August 31, 1995. Except for the period ended August 31, 1995, the information contained in the Financial Highlights has been audited by Price Waterhouse LLP, independent accountants of both the Predecessor Tax-Exempt Fund and the Tax-Exempt Money Fund. Price Waterhouse LLP's unqualified report on the financial statements containing such information, insofar as it relates to the five year period ended February 28, 1995, is incorporated by reference into the Statement of Additional Information, which may be obtained upon request. The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants which are incorporated by reference in the Statement of Additional Information.

Selected Data for a Horizon Share Outstanding Throughout Each of the Periods
Indicated:

                              Tax-Exempt Money Fund


                                                     Six Months
                                                     Ended                                     Year Ended
                                                     -----------------------------------------------------------------------------
                                                       August        February    February      February    February    February
                                                         31,            28,         28,           28,         29,         28,
                                                        1995         1995+++     1994+++       1993+++       1992        1991
                                                        ----         -------     -------       -------       ----        ----
                                                     (Unaudited)
                                                     -----------
HORIZON SHARES
Net asset value per share,
_______________ beginning of period                  $   1.00        $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
                                                     --------        --------    --------      --------    --------    --------

Income from Investment Operations:
                Net investment income                  0.0184          0.0285      0.0225        0.0269      0.0410      0.0557

Less Dividends from net investment
                income                                (0.0184)        (0.0285)    (0.0225)      (0.0269)    (0.0410)    (0.0557)
                                                     --------        --------    --------      --------    --------    --------

Net change in net asset value per share                0.0000          0.0000      0.0000        0.0000      0.0000      0.0000
                                                     --------        --------    --------      --------    --------    --------
Net asset value per share, end of period             $   1.00        $   1.00    $   1.00      $   1.00    $   1.00    $   1.00
                                                     ========        ========    ========      ========    ========    ========

                Total return                             2.14%++++       2.89%       2.27%         2.72%       4.18%       5.71%

                Ratios/Supplemental Data:
                  Net assets, end of period (000)
                                                     $330,701        $381,811    $514,663      $383,848    $345,221    $428,127
                  Ratio of expenses to average
                    net assets                           0.31%+          0.28%       0.28%**       0.28%       0.28%       0.27%**
                  Ratio of net investment income to
                    average net assets                   3.65%+          2.81%       2.25%**       2.69%       4.12%       5.54%**




                                                         May 1, 1989         Year            Period
                                                           Through           Ended            Ended
                                                          February           April            April
                                                             28,              30,             30,
                                                            1990            1989++           1988*++
                                                            ----            ------          -------


HORIZON SHARES
Net asset value per share,
_______________ beginning of period                      $   1.00         $   1.00        $   1.00
                                                         --------         --------        --------

Income from Investment Operations:
                Net investment income                      0.0503           0.0577          0.0392

Less Dividends from net investment
                income                                    (0.0503)         (0.0577)        (0.0389)
                                                         --------         --------        --------

Net change in net asset value per share                    0.0000           0.0000          0.0003
                                                         --------         --------        --------
Net asset value per share, end of period                 $   1.00         $   1.00        $   1.00
                                                         ========         ========        ========

                Total return                                 5.15%++++        5.93%           3.92%++++

                Ratios/Supplemental Data:
                  Net assets, end of period (000)
                                                         $355,656         $178,586        $104,358
                  Ratio of expenses to average
                    net assets                               0.21%**+         0.21%**         0.20%**+
                  Ratio of net investment income to
                    average net assets                       5.96%**+         5.84%**         5.17%**+


---------------

* For the period July 10, 1987 (commencement of operations) through April 30, 1988.

** Net of fee waivers which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.01%, 0.02%, 0.07% (annualized), 0.19% and 0.23% (annualized) for the years or periods ended February 28, 1994, February 28, 1991, February 28, 1990, April 30, 1989 and April 30, 1988, respectively.

+    Annualized.


++ This information represents the results of operations of the former Horizon Tax-Exempt Money Fund, the assets and liabilities of which were transferred to the Pacific Horizon Funds, Inc. -- Tax-Exempt Money Fund on January 19, 1990. See Note 1 to the financial statements which are incorporated by reference into the Statement of Additional Information.


+++ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.

++++ Not annualized.

Selected Data for a Horizon Service Share Outstanding Throughout Each of the Periods Indicated:

                             TAX-EXEMPT MONEY FUND

                                           Six Months                              Year Ended
                                             Ended         ---------------------------------------------------------------
                                             August        February       February      February       February   February
                                               31,            28,            28,           28,            29,        28,
                                              1995           1995+++        1994+++       1993+++        1992       1991
                                          -----------      ---------      ---------     ---------      --------   --------
                                          (Unaudited)
HORIZON SERVICE SHARES
Net asset value per share
 beginning of period                      $   1.00        $   1.00     $    1.00      $   1.00     $   1.00      $   1.00

Income from Investment Operations:
 Net investment income                      0.0172          0.0260        0.0200        0.0244       0.0385        0.0532

Less dividends from net investment
 income                                    (0.0172)        (0.0260)      (0.0200)      (0.0244)     (0.0385)      (0.0532)
                                          --------        --------     ---------      --------     --------      --------
Net change in net asset value per share    (0.0000)         0.0000        0.0000        0.0000       0.0000        0.0000
                                          --------        --------     ---------      --------     --------      --------
Net asset value per share, end of period  $   1.00        $   1.00     $    1.00      $   1.00     $   1.00      $   1.00
                                          ========        ========     =========      ========     ========      ========

Total return                                  1.99%++++       2.63%         2.02%         2.47%        3.92%         5.45%

Ratios/Supplemental Data:
 Net assets, end of period (000)          $ 49,311        $ 39,158     $  48,328      $ 49,695     $ 47,230      $ 53,732
 Ratio of expenses to average
   net assets                                 0.56%++         0.53%         0.53%**       0.53%        0.53%         0.52%**
 Ratio of net investment income to
    average net assets                        3.41%++         2.57%         2.04%**       2.42%        3.88%         5.29%**


                                          May 1, 1989          Year           Period
                                             Through           Ended           Ended
                                           February            April           April
                                              28,               30,             30,
                                             1990              1989++          1988*++
                                          -----------          ------         --------
HORIZON SERVICE SHARES
Net asset value per share
 beginning of period                       $  1.00         $   1.00        $   1.00

Income from Investment Operations:
 Net investment income                      0.0482           0.0552          0.0090

Less dividends from net investment
 income                                    (0.0482)         (0.0552)        (0.0090)
                                           -------         --------        --------
Net change in net asset value per share     0.0000           0.0000          0.0000
                                           -------         --------        --------
Net asset value per share, end of period   $  1.00         $   1.00        $   1.00
                                           =======         ========        ========
Total return                                  4.93%            5.66%           0.90%

Ratios/Supplemental Data:
 Net assets, end of period (000)           $36,538         $178,586        $104,358
 Ratio of expenses to average
   net assets                                 0.46%**+++       0.46%**         0.45%**++
 Ratio of net investment income to
   average net assets                         5.73 %**+++      5.70%**         4.54%**++


_______________
*    For the period February 18, 1988 (initial offering day) through April 30,
     1988.
** Net of expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.04%, 0.02%, 0.07% (annualized), 0.19% and 0.16% (annualized) for the years or periods ended February 28, 1994, February 28, 1991, February 28, 1990, April 30, 1989 and April 30, 1988,
     respectively.
+    Annualized.
++ This information represents the results of operations of the former Horizon Tax-Exempt Money Fund, the assets and liabilities of which were transferred to the Pacific Horizon Funds, Inc. -- Horizon Tax-Exempt Money Fund on January 19, 1990.
+++ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.
++++ Not annualized.


The California Tax-Exempt Money Market Fund commenced operations on December 6, 1989 as a portfolio of the Company with a single series of shares, Pacific Horizon Shares. On March 1, 1993, the California Tax-Exempt Money Market Fund began offering a second series of shares known as the Horizon Service Shares.
On            , 1996 the California Tax-Exempt Money Market Fund began offering a third series of shares known as the Horizon Shares.



The table below sets forth certain information concerning the investment results for Horizon Service Shares of the California Tax-Exempt Money Market Fund for the fiscal years ended February 28, 1994 and February 28, 1995 and the period ended August 31, 1995. Except for the period ended August 31, 1995, the information contained in the Financial Highlights has been audited by Price Waterhouse LLP, independent accountants of the California Tax-Exempt Money Market Fund, whose unqualified report thereon is incorporated by reference into the Statement of Additional Information, which may be obtained upon request. The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are incorporated by reference in the Statement of Additional Information.
<R/>

Selected Data for a Horizon Service Share outstanding throughout the Period:

                     CALIFORNIA TAX-EXEMPT MONEY MARKET FUND





                                                     Six Months Ended
                                                      August 31, 1995      Year Ended         Year Ended
                                                        (Unaudited)     February 28, 1995  February 28, 1994
                                                        -----------     -----------------  -----------------
HORIZON SERVICE SHARES
Net Asset Value per share, Beginning of Year  . .      $   1.00              $   1.00          $   1.00
                                                       --------              --------          --------
Income from Investment Operations:
 Net investment income  . . . . . . . . . . . . .        0.0170                0.0256            0.0198
 Net realized loss on securities  . . . . . . . .       (0.0001)              (0.0001)          (0.0001)
                                                       --------              --------          --------
 Total income from investment operations  . . . .        0.0169                0.0255            0.0197
Less dividends: from net investment income  . . .       (0.0170)              (0.0256)          (0.0198)
                                                       --------              --------          --------
Net change in net asset value per share . . . . .       (0.0001)              (0.0001)          (0.0001)
                                                       --------              --------          --------
Net asset value per share, end of period  . . . .      $   1.00              $   1.00          $   1.00
                                                       ========              ========          ========

Total Return  . . . . . . . . . . . . . . . . . .          1.71%++++             2.59%             2.00%

Ratios/Supplemental Data:
 Net assets, end of period (000)  . . . . . . . .      $114,240               $88,003          $123,746
 Ratio of expenses to average net assets  . . . .          0.54%+                0.55%             0.53%*
 Ratio of net investment income to average
     net assets . . . . . . . . . . . . . . . . .          3.36%+                2.50%             1.98%*

---------------
* Net of fee waivers and expense reimbursements by the Adviser and the Administrator which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.07%.


+     Annualized.



++++  Not Annualized.


YIELD INFORMATION. From time to time the "yield," "effective yield" or "tax-equivalent yield" of a Fund may be quoted in advertisements or reports to shareholders. Each yield figure is based on historical earnings and is not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement or report). This income is then "annualized" -- that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A Fund's "tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of Federal, and in the case of the California Tax-Exempt Money Market Fund, California income tax at a stated tax rate. A Fund's "tax-equivalent yield" will always be higher than its "yield."

Additionally, the yields of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to Donoghue's Tax-Free Money Fund Average and Donoghue's Money Fund Averages, which are averages compiled by Donoghue's Money Fund Report. Yield data as reported in national financial publications, including Money, Forbes, Barron's, Wall Street Journal and New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of a Fund. A complete listing of the indices, rankings and publications discussed above is contained in the Statement of Additional Information.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the shares of a Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Bank of America or Shareholder Organizations (defined below) directly to their customer accounts in connection with investments in shares of a Fund (which fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income) will not be included in the Fund's calculations of yield.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

This section describes the investment objectives and policies of the Funds. Assets of the Funds will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission (the "SEC"), and the dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. All securities acquired by the Funds will be determined by the investment adviser, under guidelines established by the Company's Board of Directors, to present minimal credit risks. Securities acquired by the Tax-Exempt Money Fund will, under normal market conditions, be "First Tier Securities" (as defined by the SEC), of the types described below. During temporary defensive periods or if in the investment adviser's opinion suitable First Tier Securities are not available for investment, however, the Tax-Exempt Money Fund may also acquire "Eligible Securities" (as defined by the SEC) of the types defined below. Securities acquired by the California Tax-Exempt Money Market Fund will be Eligible Securities. First Tier Securities consist of instruments that are rated at the time of purchase in the top rating category by one (if rated by only one) or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") including Standard and Poor's Ratings Group, Division of McGraw Hill ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or issued by issuers with such ratings. Eligible Securities consist either of instruments that are rated at the time of purchase in the top two rating categories by one or more NRSROs, or are issued by issuers with such ratings. The Appendix to the Statement of Additional Information includes a description of the applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a particular Fund will be of comparable quality to the rated instruments that the

Fund may purchase, as determined by the Funds' investment adviser pursuant to guidelines approved by the Board of Directors.

TAX-EXEMPT MONEY FUND. The Tax-Exempt Money Fund's investment objective is to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal. The Fund invests substantially all of its assets in a diversified portfolio of U.S. dollar-denominated short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax ("Municipal Securities"). Portfolio securities held by the Fund have remaining maturities of thirteen months or less from the date of purchase by the Fund. (Portfolio securities which have certain put or demand features exercisable by the Fund within thirteen months, or are subject to repurchase agreements may have longer maturities.)

As a matter of fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in Municipal Securities (other than private activity bonds, the interest on which is treated as a specific tax preference item under the federal alternative minimum tax). The Fund may also invest in taxable obligations and may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Fund's investment adviser, suitable tax-exempt obligations are not available. Uninvested cash reserves will not earn income. Taxable obligations acquired by the Fund will not exceed under normal market conditions 20% of the Fund's total assets at the time of purchase. Such taxable obligations include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks and commercial paper. These obligations are described further in the Statement of Additional Information.

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND. The California Tax-Exempt Money Market Fund's investment objective is to seek as high a level of current interest income free of Federal income tax and California state personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's assets are primarily invested in Municipal Securities issued by or on behalf of the State of California and other governmental issuers. Municipal Securities acquired by the Fund will generally have remaining maturities of thirteen months or less.

As a matter of fundamental policy, under normal market conditions at least 80% of the Fund's net assets will be invested in Municipal Securities, the interest on which is exempt from taxation under the California Constitution or the laws of California ("California Municipal Securities"). So long as at least 50% of the Fund's total assets are invested in debt obligations, the interest on which is exempt from taxation by the state of California ("California Exempt Securities," which are generally limited to California Municipal Securities and certain U.S. Government and U.S. Possession obligations) as of the end of each quarter, dividends paid by the Fund which are derived from interest on California Exempt Securities will be exempt from California state personal income tax; if this policy is not achieved, no portion of the Fund's dividends will be exempt from California state personal income tax. Dividends derived from interest on Municipal

Securities other than California Municipal Securities will be subject to California state personal income tax. See "Taxes."

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Fund's investment adviser, suitable tax-exempt obligations are unavailable. In accordance with the Fund's investment objective, and subject to the Fund's fundamental policy that under normal market conditions 80% of its net assets be invested in California Municipal Securities, investments may be made in taxable obligations of up to thirteen months in maturity if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. Government or other taxable securities is deemed appropriate for temporary defensive purposes. Such taxable obligations will be limited to those that may be acquired by the Tax-Exempt Money Fund. Under normal market conditions, the Fund anticipates that not more than 5% of its net assets will be invested in any one category of taxable securities. Additionally, the Fund will not invest more than 10% of its total assets in securities that are illiquid because of absence of a readily available market or otherwise, including repurchase agreements providing for settlement more than seven days after notice.

                              MUNICIPAL SECURITIES

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities.
General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are generally revenue securities, which are not payable from the unrestricted revenues of the issuers, and the credit ratings of such bonds are usually directly related to the credit ratings of the users of the facilities involved. The Funds may also acquire "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Securities if the interest paid thereon is exempt from regular Federal income tax. Municipal Securities also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loan obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or revenues. The Funds may also purchase tax-exempt commercial paper.

Securities acquired by the Funds may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal

Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." A Fund may also purchase from time to time participation interests in debt securities held by trusts or financial institutions. A participation interest gives the Fund involved a specified undivided interest (up to 100%) in the underlying obligation. Participation interests purchased by a Fund may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less as determined in accordance with the regulations of the Securities and Exchange Commission (although the securities held by the issuer may have longer maturities). If a participation interest is unrated, the investment adviser will have determined that the interest is of comparable quality to those instruments in which the Fund involved may invest pursuant to guidelines approved by the Company's Board of Directors. For certain participation interests, the Fund involved will have the right to demand payment, on not more than 30 days' notice, for all or any part of such participation interest, plus accrued interest; as to these instruments, the Funds intend to exercise their right to demand payment as needed to provide liquidity, to maintain or improve the quality of their respective investment portfolios or upon a default (if permitted under the terms of the instrument). Although a participation interest may be sold by a Fund under normal circumstances they will be held until maturity.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax (and, with respect to California Municipal Securities, California state personal income tax), are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor their investment adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

                           OTHER INVESTMENT PRACTICES

VARIABLE AND FLOATING RATE INSTRUMENTS. Securities purchased by the Funds may include variable and floating rate instruments, which may have a stated maturity in excess of the Funds' maturity limitations but which will, in such event and except with respect to certain U.S. Government obligations purchased by the Tax-Exempt Money Fund, permit the Fund involved to demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days notice. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary, in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by a Fund are subject to a Fund's percentage limitations on illiquid investments. The Fund's investment adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest, and their ability to repay principal and interest.

WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes securities transaction in the secondary market for which settlement will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. A Fund's forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of its total assets absent unusual market conditions. A Fund's liquidity and the ability of the investment adviser to manage its portfolio may be adversely affected in the event its forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 25% of the value of its total assets. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their respective investment objectives.


"STAND-BY COMMITMENTS." The Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their respective portfolios. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The California Tax-Exempt Money Market Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, that Fund will pay for a "stand-by commitment" either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).



REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions, such as banks and broker-dealers, as are deemed creditworthy by the Company's investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding thirteen months, the Funds intend only to enter into repurchase agreements having maturities not exceeding 60 days. Securities subject to repurchase agreements are held either by the Company's custodian, or sub-custodian, or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement the adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. Default by the seller would, however, expose the Fund involved to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940.


REVERSE REPURCHASE AGREEMENTS. The Funds may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price and the investment adviser will continuously monitor the account to ensure that the value is maintained. A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund involved may decline below the price of the securities the Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the net investment income of the Fund. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940. A Fund will not purchase securities while it has borrowings (including reverse repurchase agreements) outstanding.

                        SPECIAL CONSIDERATIONS AND RISKS

In seeking to achieve their respective investment objectives the Funds may invest in private activity bonds the interest on which, although exempt from regular Federal income tax, may constitute an item of tax preference for purposes of the Federal alternative minimum tax. See "Taxes." Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's total assets when added together with any taxable investments held by the Fund. Moreover, although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their respective assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the investment adviser. Additionally, although the Tax-Exempt Money Fund may invest more than 25% of its assets in Municipal Securities the issuers of which are located in the same state, it does not presently intend to do so on a regular basis other than issuers located in California. To the extent a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects or issued by issuers located in the same state, the Fund will be subject to the peculiar economic, political and business risks presented by the laws and economic conditions relating to such states and projects to a greater extent than it would be if its assets were not so concentrated.

The California Tax-Exempt Money Market Fund is classified as a non-diversified investment company under the Investment Company Act of 1940. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

The Funds' concentration in California Municipal Securities raises additional considerations. Payment of the interest on and the principal of these obligations is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Funds' concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of California issues with the yield of a more diversified portfolio including non-California issues before making an investment decision.

Many of the Funds' Municipal Securities are likely to be obligations of California governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue. "Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiative measures approved by California voters in recent years, through limiting various other taxes, have resulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments.

Because of the complex nature of the various initiatives mentioned above and certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predicting the level of future appropriations for state and local California governmental entities, it is not presently possible to determine the impact of these initiatives and related measures on the ability of California governmental issuers to pay interest or repay principal on their obligations. There have, however, been certain adverse developments with respect to Municipal Securities of California governmental issuers over the past several years.

In addition to the various initiatives discussed above, economic factors such as the reduction in defense spending, a decline in tourism and high levels of unemployment have had an adverse impact on the economy of California. These economic factors have reduced revenues to the state government at a time when expenses of state government such as education costs, various welfare costs and other expenses have been rising. Such economic factors have also adversely impacted the ability of state and local California governmental entities to repay debt.

In addition to the risk of nonpayment of state and local California governmental debt, if such debt declines in quality and is downgraded by the NRSROs, it may become ineligible for purchase by the Funds pursuant to current Securities and Exchange Commission regulations. Since there are large numbers of buyers of such debt that are similarly restricted, the supply of Eligible Securities (as defined above) could become inadequate at certain times. A more detailed description of special factors affecting investments in California Municipal Securities, of which investors should be aware, is set forth in the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

The investment objective of each Fund is a fundamental policy that may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined in the Investment Company Act of 1940). A Fund's policies may be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of such Fund's outstanding shares, except that the investment limitations set forth below may not be changed without such a vote of shareholders. A description of certain other fundamental investment limitations is contained in the Statement of Additional Information.

The Tax-Exempt Money Fund may not:

1. Under normal circumstances invest less than 80% of its total assets in Municipal Securities (other than private activity bonds the interest on which may be subject to the federal alternative minimum tax).

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in Municipal Securities or obligations issued or guaranteed by the Federal Government and its agencies and instrumentalities: (b) although there is no limitation with respect to investments in certificates of deposit and bankers' acceptances issued by domestic branches of United States banks, no more than 10% of the total value of the Fund's assets at the time of purchase may be invested in certificates of deposit and bankers' acceptances issued by domestic branches of foreign banks and no more than 25% of the total value of the Fund's assets at the time of purchase may be invested in certificates of deposit and bankers' acceptances issued by domestic branches of foreign banks and foreign branches of domestic banks; (c) each utility service (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (d) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Borrow money except from banks for temporary purposes and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient. The Fund will not purchase any securities while borrowings are outstanding. Interest paid on borrowed funds will reduce the net investment income of the Fund.)

4. Invest more than 10% of the value of its total assets in securities with legal or contractual restrictions on resale (including repurchase agreements with terms greater than seven days).

The California Tax-Exempt Money Market Fund may not:

1. Under normal market conditions invest less than 80% of its net assets in California Municipal Securities.

2. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into a reverse repurchase agreement to meet redemptions or for other temporary purposes in amounts up to 10% of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing.

                              INVESTMENT DECISIONS

Investment decisions for each Fund are made independently from those for other investment companies and accounts managed by Bank of America and its affiliated entities. Such other investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, available investments or opportunities for sales will be allocated in a manner which Bank of America believes to be equitable. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. In addition, in allocating purchase and sale orders for portfolio securities (involving the payment of brokerage commissions or dealer concessions), Bank of America may take into account the sale of shares of a Fund by broker-dealers and other financial institutions (including affiliates of Bank of America and the Funds' distributor), provided Bank of America believes that the quality of the transaction and the amount of the commission are not less favorable than what they would be with any other unaffiliated qualified firm.

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS. The business of the Company is managed under the direction of its Board of Directors. Information about the Directors and officers of the Company is included in the Statement of Additional Information.

INVESTMENT ADVISER. Bank of America National Trust and Savings Association ("Bank of America") serves as investment adviser to each Fund. Bank of America, which has principal offices located at 555 California Street, San Francisco, California 94104, is a national banking association formed in 1904 which provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking and business credit offices in major U.S. cities and branches, corporate offices and representative offices in 37 countries. Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since it commenced operations in 1984. Bank of America and its affiliates have over $50 billion under management, including over $10 billion in mutual funds. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company.

As investment adviser Bank of America manages the Funds' investments and is responsible for all purchases and sales of the Funds' portfolio securities. For its investment advisory services Bank of America is entitled to receive a fee accrued daily and payable monthly at the following annual rates: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's average daily net assets, plus .08% of each Fund's net assets over $5 billion. For the fiscal year ended February 28, 1995, the Tax-Exempt Money Fund and the California Tax-Exempt Money Market Fund paid Bank of America advisory fees at the effective annual rates of .10% of their respective average net assets.

In addition, Bank of America is also entitled to fees under the Company's Shareholder Services Plan described below and may receive fees charged directly to its customers' accounts in connection with investments in Fund shares.


ADMINISTRATOR. Concord Holding Corporation (the "Administrator" ) serves as the Company's administrator and assists generally in supervising the Funds' operations. The Administrator is a wholly-owned subsidiary of The BISYS Group, Inc. Its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.


Under its basic administrative services agreement for the Funds, the Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services that are for the benefit of all series in the Funds, including coordination of reports to shareholders and the Securities and Exchange Commission; calculation of the net asset value of the Funds' shares and dividends and capital gains distributions to shareholders; payment of the costs of maintaining the Funds' offices; preparation of tax returns; provision of internal legal and accounting compliance services; maintenance (or oversight of the maintenance by others approved by the Board of Directors) of the Funds' books and records; and the provision of various services for shareholders who have made a minimum investment of at least $500,000 including the provision of a facility to receive purchase and redemption orders for the accounts of such shareholders.

For its administrative services the Administrator is entitled to receive an administration fee computed daily and payable monthly at the following annual rates: .10% of the first $7 billion of each Fund's average daily net assets, plus .09% of the next $3 billion of each Fund's average daily net assets, plus
 .08% of each Fund's average daily net assets over $10 billion. For the fiscal year ended February 28, 1995, the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund paid the Administrator administration fees at the effective annual rates of .10% of their respective average daily net assets.

Pursuant to the authority granted in its agreement with the Company, the Administrator has entered into an agreement with The Bank of New York under which the bank performs certain of the services listed above -- e.g. calculating the net asset value of Fund shares and dividends to shareholders and maintaining the Funds' books and records. The Funds bear all fees and expenses charged by The Bank of New York for these services.


DISTRIBUTOR. Concord Financial Group, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Funds. The Distributor is a wholly-owned subsidiary of the Administrator organized to distribute shares of mutual funds to institutional and retail investors. Its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.


The Distributor makes a continuous offering of the Funds' shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds

(after such items have been prepared and set in type by the Funds) that are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the Funds' shares for sale to the public.


CUSTODIAN AND TRANSFER AGENT. The Bank of New York, located at 90 Washington Street, New York, New York 10286, serves as the Funds' custodian. BISYS Fund Services Ohio, Inc., (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as transfer agent and dividend disbursing agent for Horizon Shares and Horizon Service Shares, of the Funds. The Company has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York receives and disburses funds in connection with the purchase and redemption of, and the payment of dividends and other distributions with respect to, the Funds.


FEE WAIVERS. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. From time to time during the course of the Funds' fiscal year, the Administrator and/or Bank of America may voluntarily not receive payment of fees and/or assume certain expenses of a Fund, while retaining the ability to be reimbursed by that Fund for such amounts prior to the end of the fiscal year and, subject to the expense limitations of certain states, to stop such fee waivers and expense reimbursement at any time. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

                       PURCHASE AND REDEMPTION OF SHARES


PURCHASE PROCEDURES. Fund shares are sold at the net asset value per share next determined after receipt of a purchase order by the Transfer Agent. Purchase orders placed directly with the Transfer Agent without the assistance of a broker-dealer or other person are without charge. Broker-dealers (other than the Fund's distributor) and others who process purchase orders on behalf of customers may charge a fee for their services.



Purchase orders for shares are accepted by the Funds only on a day on which both the Fund's custodian and the New York Stock Exchange (the "Exchange") are open for business (a "Business Day"), and must be transmitted to the Transfer Agent by telephone c/o the Distributor (800-426-3863) or terminal access. An investment in Horizon Shares and Horizon Service Shares of the Fund automatically entitles the investor to purchase Fund shares, subject to the minimum described below, without charge, by telephone unless they indicate in a written notice to the Transfer Agent that they do not wish to use this telephone privilege.



Purchase orders for the Funds that are received by the Transfer Agent before 10:30 a.m. Eastern time (with respect to the California Tax-Exempt Money Market
Fund), or 12:00 noon Eastern time (with respect to the Tax-Exempt Money Fund) on a Business Day will be executed at such time on that day if payment is received by 4:00 p.m. Eastern time on such Business Day. Orders received after 10:30 a.m. Eastern time (with respect to the California Tax-Exempt Money Market Fund), or 12:00 noon Eastern time (with respect to the Tax-Exempt Money

Fund) on a Business Day, and orders for which payment has not been received by 4:00 p.m. Eastern time, will not be accepted. A Fund may in its discretion reject any order for shares. Payment for orders which are not received or paid for in a timely manner or are not accepted by a Fund will be returned after prompt notification to the sending institution.



Payment for shares may be made only in Federal funds or other funds immediately available to the Transfer Agent. The minimum initial investment for Horizon Shares and Horizon Service Shares in a Fund is $500,000 (although broker-dealers and other institutional investors may set a higher minimum for their customers) and there is no minimum subsequent investment. The Funds reserve the right to suspend the sale of shares to the public at any time, in response to conditions in the securities markets or otherwise.


Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening or reopening an account.


REDEMPTION PROCEDURES. Redemption orders for Horizon Shares and Horizon Service Shares must be transmitted to the Transfer Agent by telephone c/o the Distributor or terminal access in the manner described above under "Purchase Procedures." Shares for which certificates have been issued may not be redeemed unless the certificates have been submitted to the Transfer Agent and endorsed for transfer. While each Fund seeks to maintain its net asset value per share at $1.00 there can be no assurance that it will be able to do so, and the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.



Redemption orders submitted directly to the Transfer Agent without the assistance of a broker-dealer or other person, and orders submitted by the Distributor for its own brokerage customers, are processed without charge. Broker-dealers (other than the Distributor) and others who process redemption orders on behalf of their customers may charge a fee for their services.



Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Payment for redeemed shares for which a redemption order is received by the Transfer Agent before Noon Eastern time on a Business Day is normally made in Federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after Noon Eastern time on a Business Day is normally made in Federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow Bank of America to most effectively manage the Funds' portfolios, investors are urged to initiate redemptions of shares as early in the day as possible and to notify the Transfer Agent at least one day in advance of redemptions in excess of $5 million. Each Fund reserves the right to wire redemption proceeds up to seven days after receiving the redemption order if, in the judgment of the investment adviser, an earlier payment could adversely affect the Funds. In making redemption requests the names of the registered shareholders and their account numbers must be supplied. An investment in Horizon Shares and Horizon Service Shares of the Funds automatically entitles the investor to redeem shares, without charge, by telephone unless the investor indicates through a written notice to the Transfer Agent that they do not wish to use this telephone privilege. Neither the Fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable.


A Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the Investment Company Act of 1940. Each Fund reserves the right to redeem shares in any account at their net asset value if the value of the account is less than $500,000 as a result of redemptions. The shareholder having the account will first be notified in writing that its account has a value of less than $500,000 and will be allowed 60 days to make additional investments to bring the value of its account to $500,000 before the redemption is processed by a Fund. In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Purchase and Redemption of Shares."

NET ASSET VALUE. The net asset value per share of each Fund is determined on each Business Day as of Noon Eastern time. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Purchase and Redemption of Shares." The net asset value per share for each Fund for purposes of pricing purchase and redemption orders is determined independently.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. The shareholders of a Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Fund involved. Generally, each Fund's net income is declared daily as a dividend. Shares begin accruing dividends on the day the purchase order for the shares is executed and continue to accrue dividends through and including the day before the redemption order for the shares is executed. Dividends are paid within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any such capital gains as may be realized will be distributed no more than twice a year after reduction for any available capital loss carry forward.

Dividends are paid in the form of additional full and fractional shares of the same series as the shares on which the dividends are declared at the net asset value of such shares on the payment date, unless the shareholder elects to receive dividends in cash. Reinvestment dividends receive the same tax treatment as dividends paid in cash. Such election or any revocation thereof must be made in writing to Pacific Horizon Funds, Inc.-- [specify the name of the Fund], First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, Pennsylvania 15222, and will become effective with respect to dividends paid after its receipt by the dividend disbursing agent.


TAXES. Management of the Company believes that each Fund qualified separately for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and it is intended that each Fund will continue to qualify as a regulated investment company as long as such qualification is in the best interest of its shareholders. Such qualification generally relieves a Fund of liability for Federal income taxes, to the extent its earnings are distributed in accordance with the Code. The policy of each Fund is to pay to shareholders at least 90% of its exempt-interest income, net of certain deductions, for each taxable year. Dividends derived from interest on Municipal Securities (known as exempt-interest dividends) and paid to shareholders typically will not be subject to regular federal income tax.


With respect to the California Tax-Exempt Money Market Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of California Exempt Securities and if the Fund qualifies as a regulated investment company under the Code, then the Fund will be qualified to pay dividends exempt from California state personal income tax to its shareholders. If the Fund so qualifies, dividends derived from interest attributable to California Exempt Securities will be exempt from California state personal income tax. (Such treatment may not apply, however, to investors who are "substantial users" or "related persons" with respect to facilities financed by portfolio securities held by the California Tax-Exempt Money Market Fund.) Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of such dividends are exempt from California state personal income tax.

Except as noted with respect to the California state personal income tax, distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Moreover, to the extent, if any, that dividends paid to shareholders are derived from taxable interest or from capital gains, such dividends will be subject to federal income tax and California state personal income tax, whether or not such dividends are reinvested.


The portion of dividends (if any) attributable to interest on certain private activity bonds issued after August 7, 1986 must be included by shareholders as an item of tax preference for purposes of determining liability (if any) for the 26% to 28% federal alternative minimum tax applicable to individuals and the 20% federal alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders also must take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax liability on such benefits.


Dividends declared in December of any year payable to shareholders of record on a specified date in December will be deemed for federal tax purposes to have been paid by a Fund and received by its shareholders on December 31, if such dividends are paid during January of the following year.

OTHER STATE AND LOCAL TAXES. Investors are advised to consult their tax advisers concerning the application of state and local taxes generally, which may have different consequences from those of the Federal income tax and, with respect to the California Tax- Exempt Money Market Fund, the California state personal income tax described above. Exempt-interest dividends generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, dividends paid by the Funds may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such taxes.

GENERAL. Shareholders will be advised at least annually as to the federal income tax and, with respect to the California Tax-Exempt Money Market Fund, the California state personal income tax consequences of dividends and distributions made each year. The foregoing is only a brief summary of some of the important tax considerations generally affecting the respective Funds and their shareholders. Additional tax information of relevance to particular investors, including investors who may be "substantial users" or "related persons" with respect to facilities financed by Municipal Securities, is contained in the Statement of Additional Information. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

                             DESCRIPTION OF SHARES


The Company was organized on October 27, 1982 as a Maryland corporation, and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Predecessor Tax-Exempt Fund originally commenced operations on July 10, 1987 as a separate portfolio of The Horizon Funds. On January 10, 1990, the Predecessor Tax-Exempt Fund was reorganized as the Tax-Exempt Money Fund of the Company. The California Tax-Exempt Money Market Fund commenced operations on December 6, 1989 as a portfolio of the Company with a single series of shares, Pacific Horizon Shares. On March 1, 1993 the California Tax-Exempt Money Market Fund began offering Horizon Service Shares, and on ______________, 1996, the California Tax-Exempt Money Market Fund also began offering Horizon Shares.



The Company's charter authorizes the Board of Directors to issue up to two hundred billion full and fractional shares of capital stock, and to classify and reclassify any authorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series. Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Tax-Exempt Money Fund: three billion Horizon Shares, three billion Horizon Service Shares and one billion, 500 million Pacific Horizon Shares and the following series of shares representing interests in the California Tax-Exempt Money Market Fund: five hundred million Horizon Shares, five hundred million Horizon Service Shares and one billion Pacific Horizon Shares. Pacific Horizon Shares of the Funds are described in a separate Prospectus available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes and series of shares representing interests in other investment portfolios of the Company, which are likewise described in separate Prospectuses available from the Distributor. This Prospectus relates primarily to the Horizon Shares and Horizon Service Shares of the Funds and describes only the investment objectives and policies, operations, contracts and other matters relating to such shares.



Each Horizon Share, Horizon Service Share and Pacific Horizon Share in a Fund has a par value of $.001, and, except as noted below, is entitled to participate equally in the dividends and distributions declared by the Board of Directors with respect to such Fund and in the net distributable assets of such Fund on liquidation. Holders of a Fund's Horizon Service Shares bear the fees described in the following section that are paid to Shareholder Organizations by the Fund under the Company's Shareholder Services Plan. Similarly, holders of a Fund's Pacific Horizon Shares bear the fees described in the Prospectus for such shares that are paid to Bank of America and the Administrator by the Fund under the Company's Special Management Services Agreement for Pacific Horizon Shares. The fees paid under the Special Management Services Agreement are for services related to investor programs and facilities that are offered in connection with Pacific Horizon Shares. Holders of Horizon Shares are not subject to fees such as those paid under the Shareholder Services Plan or the Special Management Services Agreement. As a result, at any given time, the net yield on a Fund's Horizon Service Shares is expected to be approximately .07% higher than the yield on the Fund's Pacific Horizon Shares and the net yields on the Fund's Horizon Shares are expected to be approximately
 .32% higher than the yield on the Pacific Horizon Shares. Standardized yield quotations will be computed separately for each series of shares.



Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by law or when class voting is permitted by the Board of Directors. It is contemplated that all shareholders of a Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement and on any change in its fundamental investment limitations, and that only holders of Horizon Service Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's arrangements with Shareholder Organizations. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant at its discretion. When issued for payment as described in this Prospectus, shares will be fully paid and non- assessable. Certificates for shares will not be issued.


The Company does not presently intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by the shareholders of the Company, at which time the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors and such meetings will be called when requested by the holders of record of 10% or more of the Company's outstanding shares of common stock. To the extent required by law and the Company's undertaking with the Securities and Exchange Commission, the Company will assist in shareholder communications in such matters. Shares have cumulative voting rights to the extent that may be required by applicable law.

SHAREHOLDER SERVICES PLAN. The Company has adopted the Plan pursuant to which Horizon Service Shares are sold to Shareholder Organizations that enter into Shareholder Service Agreements with the Company pursuant to the Plan. Such Shareholder Organizations may include Bank of America, the Administrator and their affiliates. The Shareholder Service Agreements require the Shareholder Organizations to provide support services to their customers ("Customers") who are beneficial owners of Horizon Service Shares in return for payment by the respective Fund of up to .25% (on an annualized basis) of the average daily net asset value of the Horizon Service Shares beneficially owned by Customers of the Shareholder Organizations. Holders of a Fund's Horizon Service Shares will bear all fees paid to Shareholder Organizations for their services with respect to such shares. Such fees are not paid to Shareholder Organiza-tions with respect to a Fund's Horizon Shares or Pacific Horizon Shares.
During the fiscal year ended February 28, 1995, the Tax-Exempt Money Fund and the California Tax-Exempt Money Market Fund made payments under the Plan at the effective annual rates of .25% of each such Fund's average daily net asset value.

The services provided by Shareholder Organizations may include the following: aggregating and processing purchase and redemption requests from Customers for Horizon Service Shares and placing net purchase and redemption orders with the Distributor; providing Customers with a service that invests the assets of their accounts in Horizon Service Shares pursuant to specific or preauthorized instructions; processing dividend payments from a Fund on behalf of Customers; providing information periodically to Customers regarding their position in Horizon Service Shares; arranging for bank wires; responding to Customer inquiries regarding services performed by the Shareholder Organizations; providing subaccounting with respect to Horizon Service Shares beneficially owned by Customers or the information necessary for sub-accounting; forwarding shareholder communications from a Fund to Customers; and other similar services if requested by a Fund.

Each Fund will accrue payments made pursuant to the Plan daily. The Funds will receive an undertaking from each Shareholder Organization waiving a portion of any payment such Organization is entitled to receive pursuant to the Plan to the extent necessary to assure that the payments made pursuant to the Plan which are required to be accrued to the respective Fund's Horizon Service Shares on any day do not exceed the income to be accrued to such shares on that day.

The Company understands that Shareholder Organizations may charge fees to their Customers who are the beneficial owners of Horizon Service Shares in connection with their Customer accounts. These fees would be in addition to any amounts which may be received by a Shareholder Organization under a Shareholder Service Agreement. Under the terms of the Shareholder Service Agreements, Shareholder Organizations are required to disclose the compensation payable to them by the Company and any other compensation payable by their Customers in connection with the investment of their assets in the Funds. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing their accounts with their Shareholder Organizations.

Conflict-of-interest restrictions may apply to an institution's receipt of compensation paid by a Fund in connection with the investment of fiduciary funds in Horizon Service Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Horizon Service Shares.

BANKS MAY ACT AS SHAREHOLDER ORGANIZATIONS. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Shareholder Organization, its shareholder clients would be permitted by the Company to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

The Company will obtain a representation from Shareholder Organizations (as well as from Bank of America and the Administrator) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

                                 HORIZON SHARES

                                      AND

                             HORIZON SERVICE SHARES

                                     OF THE

                             TAX-EXEMPT MONEY FUND


                                    AND THE


                             CALIFORNIA TAX-EXEMPT
                               MONEY MARKET FUND





                                   PROSPECTUS


                                 MARCH __, 1996

                          PACIFIC HORIZON FUNDS, INC.

                   Horizon Shares and Horizon Service Shares
               of the Prime Fund, Treasury Fund, Government Fund
                 Treasury Only Fund, Tax-Exempt Money Fund and
                    California Tax-Exempt Money Market Fund



                             Cross Reference Sheet



Part B
Item No.                                                                   Heading
--------                                                                   -------
10.      Cover Page . . . . . . . . . . . . . . . . . . . . . . . .        Cover Page

11.      Table of Contents  . . . . . . . . . . . . . . . . . . . .        Table of Contents

12.      General Information and History  . . . . . . . . . . . . .        The Company

13.      Investment Objectives and Policies . . . . . . . . . . . .        Investment Objectives and Policies

14.      Management of the Fund . . . . . . . . . . . . . . . . . .        Management of the Funds

15.      Control Persons and Principal Holders of Securities  . . .        Management of the Funds; Shareholder Vote

16.      Investment Advisory and Other Services   . . . . . . . . .        Management of the Funds; Investment
                                                                           Adviser; Administrator; Distributor;
                                                                           Custodian and Transfer Agent


17.      Brokerage Allocation and Other Practices . . . . . . . . .        Portfolio Transactions

18.      Capital Stock and Other Securities . . . . . . . . . . . .        General Information; Description of
                                                                           Shares

19.      Purchase, Redemption and Pricing of Securities
         Being Offered  . . . . . . . . . . . . . . . . . . . . . .        Purchase and Redemption of Shares

20.      Tax Status . . . . . . . . . . . . . . . . . . . . . . . .        Taxes

21.      Underwriters . . . . . . . . . . . . . . . . . . . . . . .        Management of the Funds; Distributor

22.      Calculation of Performance Data  . . . . . . . . . . . . .        Yield Information


PART C


Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                           PACIFIC HORIZON FUNDS, INC.

                               HORIZON SHARES AND
                             HORIZON SERVICE SHARES

                                     OF THE

                   PRIME FUND, TREASURY FUND, GOVERNMENT FUND,
                  TREASURY ONLY FUND, TAX-EXEMPT MONEY FUND AND

                     CALIFORNIA TAX-EXEMPT MONEY MARKET FUND


                                 MARCH __, 1996


                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                             PAGE
The Company ...........................................................        3
Investment Objectives and Policies ....................................        3
Purchase and Redemption of Shares .....................................       42
Management of the Funds ...............................................       46
Taxes .................................................................       62
Yield Information .....................................................       68
General Information ...................................................       70
Appendix A ............................................................      A-1


                            -------------------------


          This Statement of Additional Information applies to the Horizon Shares and Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund (the "Funds") of Pacific Horizon Funds, Inc. (the "Company"). This Statement of Additional Information is meant to be read in conjunction with the prospectus dated July 1, 1995 with respect to Horizon Shares and Horizon Service Shares of the Prime, Treasury, Government and Treasury Only Funds, and the prospectus dated March __, 1996 for Horizon Shares and Horizon Service Shares of the Tax-Exempt Money and California Tax-Exempt Money Market Funds, as the same may from time to time be revised (individually, a "Prospectus" and collectively, the

"Prospectuses"), and is incorporated by reference in its entirety into each such Prospectus. Because this Statement of Additional Information is not itself a Prospectus, no investment in shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectuses relating to the Company's Horizon and Horizon Service Shares may be obtained by calling Concord Financial Group, Inc. at (800) 426-3863. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                                   THE COMPANY


          The Company was organized on October 27, 1982 as a Maryland corporation and commenced operations on March 30, 1984. On January 19, 1990 the Prime Fund and Treasury Fund of The Horizon Funds, a Massachusetts business trust (sometimes called the "Predecessor Prime Fund" and "Predecessor Treasury Fund," respectively), were combined with the Money Market Portfolio and Government Money Market Portfolio, respectively, of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund"; and the Company began offering Horizon Shares and Horizon Service Shares in such Funds. On January 19, 1990 the Tax-Exempt Money Fund of The Horizon Funds (the "Predecessor Tax-Exempt Fund") was reorganized as a new portfolio of the Company. Each of these three Predecessor Funds originally commenced operations on July 10, 1987. The California Tax-Exempt Money Market Fund commenced operations on December 6, 1989 by offering a single series of shares known as Pacific Horizon Shares, began offering Horizon Service Shares on March 1, 1993 and began offering Horizon Shares on _____________, 1996. The Government Fund and Treasury Only Fund commenced operations on June 4, 1990 as separate investment portfolios (the "Predecessor Government Funds" and "Predecessor Treasury Only Funds," respectively) of First Cash Funds of America and First Funds of America, which were organized as Massachusetts business trusts. On March 1, 1993, the Predecessor Government Funds and Predecessor Treasury Only Funds were reorganized as new portfolios of the Company. Prior to this reorganization, these Predecessor Funds offered and sold shares of beneficial interest that were similar to the Company's Horizon Service and Pacific Horizon Shares.


          The Company offers other classes and series of shares, including Pacific Horizon Shares, in the aforementioned Funds and in other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other shares contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

          The Prospectus for each Fund describes the investment objective of the Fund to which it applies. The following information supplements the descriptions of the investment objective and policies in the Prospectuses for the Funds.

PORTFOLIO TRANSACTIONS


          Subject to the general control of the Company's Board of Directors, Bank of America National Trust and Savings Association ("Bank of America") is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. Securities purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. During their last three fiscal periods, the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund did not pay any brokerage commissions. The cost of securities purchased by the Funds from underwriters generally includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


          In executing portfolio transactions and selecting brokers or dealers, it is the Company's policy to seek the best overall terms available. The investment advisory agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement authorizes Bank of America, subject to the approval of the Company's Board of Directors, to cause the Company to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Fund and the Company. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities, and
(2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

          The Directors will periodically review the commissions paid by the Company to consider whether the commissions, if any, paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Company. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or any given Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.

          Brokerage or research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America by the Company. Such services may be useful to Bank of America in serving both the Company and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company. The Company will not acquire certificates of deposit or other securities issued by Bank of America or its affiliates, and will give no preference to certificates of deposit or other securities issued by Shareholder Organizations. In addition, portfolio securities in general will be purchased from and sold to Bank of America, Concord Financial Group, Inc. (the "Distributor") and their affiliates acting as principal underwriter, syndicate member, market-maker, dealer, broker or in any other similar capacity, provided such purchase, sale or dealing is permitted under the investment Company Act of 1940 and the rules thereunder.

          A Fund's annual portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Fund's portfolio securities. The calculation excludes all securities the maturities of which at the time of acquisition were thirteen months or less. There is not expected to be any portfolio turnover for the Funds for regulatory reporting purposes.

          A Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. Any such Fund will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Directors, believes such practice to be in the Fund's interest.

          Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or Bank of America, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation, but will only continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

          To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.


          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940) or their parents held by the Company as of the close of its most recent fiscal year. As of February 28, 1995: (a) the Treasury Fund held the following securities, Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $95,000,000; Repurchase Agreement with Merrill Lynch Government Securities, Inc. in the principal amount of $95,000,000; (b) the Prime Fund held the following securities, Merrill Lynch & Co., Inc., commercial paper in the principal amount of $100,000,000; Goldman, Sachs Group L.P., Daily Variable Rate Master Note in the principal amount of $120,000,000; Morgan Stanley Group, Inc., Daily Variable Rate Master Note in the principal amount of $120,000,000; Bear Stearns Co., Inc., Series B, Monthly Variable Rate Note in the principal amount of $100,000,000; Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $120,000,000; and (c) the Government Fund held the following securities, Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $40,000,000; Repurchase Agreement with Merrill Lynch Government Securities, Inc. in the principal amount of $40,000,000. Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine Webber are considered to be regular brokers and dealers of the Company.



PORTFOLIO INSTRUMENTS



          CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, COMMERCIAL PAPER AND SHORT-TERM NOTES. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specific return. Bankers' acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks having total assets at the time of purchase (including assets of both domestic and foreign branches) in excess of $2.5 billion. Commercial paper consists of unsecured promissory notes issued by corporations. Short-term notes acquired by a Fund may be issued by commercial or investment banking firms, financing companies or industrial or manufacturing concerns. Commercial paper and short-term notes, except for variable and floating rate instruments, will normally have maturities of nine months or less and fixed rates of return, although such instruments may have maturities of up to thirteen months. Commercial paper and short-term notes will consist of issues which, with respect to the Prime, Treasury and Tax-Exempt Money Funds are "First Tier Securities" as defined by the Securities and Exchange Commission and, with respect to the California Tax-Exempt Money Market Fund are "Eligible Securities" as defined by the Securities and Exchange Commission. During temporary defensive periods or if in the investment adviser's opinion suitable First Tier Securities are not available for investment, the Tax-Exempt Money Fund may also acquire "Eligible Securities" as defined by the Securities and Exchange Commission. First Tier Securities consist of instruments that are either rated at the time of purchase in the top rating category by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or issued by issuers with such ratings. Eligible Securities consist of instruments that are either rated at the time of purchase in the top two rating categories by one or more unaffiliated NRSROs or issued by issuers with such ratings. See the Appendix to this Statement of Additional Information for a description of the applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a Fund will be of comparable quality as determined by Bank of America pursuant to guidelines approved by the Board of Directors and Bank of America.


          A Fund holding Euro CDs, Yankee CDs, Yankee BAs, commercial paper or other obligations of foreign issuers may be subject to investment risks that are different in some respects from those incurred by a Fund which invests only in obligations of domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

          Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

          As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to the Euro CDs, Yankee CDs, Yankee BAs and other foreign bank obligations that a Fund may acquire.


          U.S. GOVERNMENT OBLIGATIONS. Obligations of the U.S. Government and its agencies and instrumentalities include Treasury bills, certificates of indebtedness, notes and bonds, Treasury strips, and issues of such entities as the Federal Home Loan Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Funding Corporation, Tennessee Valley Authority and Federal National Mortgage Association. The Prime, Treasury, Tax-Exempt Money and California Tax-Exempt Money Market Funds will not acquire obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank; however, the Government and Treasury Only Funds may acquire such obligations in accordance with their investment policies.



          Government National Mortgage Association ("GNMA") certificates are U.S. Government agency mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate. In addition to GNMA certificates, mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC") may also be acquired. Securities issued and guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If either fixed or variable rate pass-through securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Prime, Government, Tax-Exempt Money and California Tax-Exempt Money Market Funds reserve the right to invest in them, after making appropriate disclosure to investors. Certain securities issued by all governmental agencies may be prepaid. Prepayment of mortgages underlying most mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Funds would be required to reinvest the proceeds at the lower interest rates then available.


          VARIABLE AND FLOATING RATE INSTRUMENTS. The Funds may acquire variable and floating rate instruments as described in their Prospectuses. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the investment adviser under guidelines established by the Company's Board of Directors to be of comparable quality at the time of purchase to rated instruments eligible for purchase by such Fund. In making such determinations, the investment adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, the Fund involved could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit and may have maturities of more than thirteen months. In determining a Fund's average weighted maturity and whether a variable or floating rate instrument has a remaining maturity of thirteen months or less, each variable rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed by the Company to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand; each variable rate instrument not having such a demand feature but having a stated maturity of thirteen months or less or issued or guaranteed by the U.S. Government or its agencies will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment; each floating rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be recovered through demand. Variable and floating rate instruments which are not payable upon seven days' notice and which do not have an active trading market are considered illiquid securities.

          RATINGS AND ISSUER'S OBLIGATIONS. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc. ("Thomson") and IBCA Limited and IBCA Inc. ("IBCA") represent their opinions as to the quality of debt securities. However, ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.


          MUNICIPAL SECURITIES. Substantially all of the assets of the Tax-Exempt Money Fund and primarily all of the assets of the California Tax-Exempt Money Market Fund are invested in "Municipal Securities" (securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, authorities, agencies and instrumentalities, the interest on which is exempt from regular Federal income tax in the opinion of bond counselor to the issuer). The Tax-Exempt Money Fund may concentrate more than 25% of its assets in California Municipal Securities and the California Tax-Exempt Money Market Fund intends that under normal market conditions at least 80% of its net assets will be invested in California Municipal Securities. Although the Prime Fund is also authorized to invest in Municipal Securities under certain circumstances, no more than 5% of the value of such Fund's net assets will be so invested at any one time. (The purchase of Municipal Securities by the Prime Fund may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield on such securities, on a pre-tax basis, is comparable to that of other short-term money market instruments that the Fund may purchase. Dividends paid by the Prime Fund that are derived from interest on Municipal Securities would be taxable to the Fund's shareholders for federal income tax purposes.)


          Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition certain types of private activity bonds are issued by or on behalf of public authorities to finance various privately-operated facilities. Municipal Securities also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loan obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

          There are variations in the quality of Municipal Securities between classifications (such as general obligation, revenue and moral obligation issues) and within a particular classification, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. It should also be noted, with respect to all Municipal Securities issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), that the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the Municipal Securities to become taxable retroactive to the date of issue.

          The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, pursuant to federal tax legislation passed in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the relevant Funds' Prospectuses under "Taxes.") The Funds cannot predict what legislation, if any, may be proposed in Congress or in the California legislature in the future as regards the federal and California state personal income tax status of interest on Municipal Securities in general, or California Municipal Securities in particular, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Municipal Securities (and California Municipal Securities) for investment by the Tax-Exempt Money Fund and the California Tax-Exempt Money Market Fund and the liquidity and value of such Funds' portfolios. In such an event the Board of Directors would reevaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.


          REPURCHASE AGREEMENTS. The Prime Fund, Treasury Fund, Government Fund, Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may enter into repurchase agreements with respect to their portfolio securities as indicated in their Prospectuses. Pursuant to such agreements, a Fund purchases securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy by the investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a specified date and price. No Fund will enter into repurchase agreements with Bank of America or Bank of America's affiliates, nor will any Fund give preference to repurchase agreements with Shareholder Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Funds' custodian or a sub-custodian or in the Federal Reserve/Treasury book-entry system, and a Fund will make payment for such securities only upon receipt of evidence of physical delivery of the securities or of such book entry. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund holding the repurchase agreement would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.



          REVERSE REPURCHASE AGREEMENTS. The Funds may also enter into reverse repurchase agreements with respect to their securities. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian cash, U.S. Government securities and other liquid high-grade debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account for maintenance of such equivalent value. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.



INVESTMENT PRACTICES


          WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Funds may purchase securities on a "when-issued," forward commitment or delayed settlement basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when- issued, forward commitment or delayed settlement basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets (cash or liquid securities) in the separate account so that the value of the account remains equal to the amount of such Fund's commitment. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid investments to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the investment adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

          When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          STAND-BY COMMITMENTS. The Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held in their respective portfolios. Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at the Fund's option, specified Municipal Securities at a specified price.

          The amount payable to the Tax-Exempt Money Fund or the California Tax-Exempt Money Market Fund upon its exercise of a "stand-by commitment" is normally the amortized cost of the underlying instruments plus accrued interest, if any. "Stand-by commitments" can be acquired when the remaining maturity of the underlying Municipal Securities is not greater than thirteen months, and are exercisable by a Fund at any time before the maturity of such obligations. In determining net asset value, a Fund values Municipal Securities on the basis of amortized cost without reference to the presence of the "stand-by commitment," as described below. A "stand-by commitment" may be sold, transferred or assigned by a Fund only with the instrument involved.

          The Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held by a Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each "stand-by commitment" is acquired.

          The Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund intend to enter into "stand-by commitments" only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. A Fund's reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying Municipal Securities that are subject to a commitment.

          The Tax-Exempt Money Fund or California Tax-Exempt Money Market Fund would acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a "stand-by commitment" would not affect the valuation or assumed maturity of the underlying Municipal Securities, which would continue to be valued at amortized cost in accordance with the ordinary method of valuation employed by a Fund. "Stand-by commitments" which would be acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a "stand-by commitment," its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. "Stand-by commitments" would not affect a Fund's average weighted maturity.


          LOANS OF SECURITIES. The Prime Fund, Government Fund and Treasury Only Fund may lend their securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities (U.S. Treasury securities with respect to the Treasury Only Fund) or cash or letters of credit which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Fund involved may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund (33 1/3% with respect to the Treasury Only Fund).


          A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES



          The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this Prospectus. While the Company has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.


          ECONOMIC FACTORS. The Governor's 1993-1994 Budget, introduced on January 8, 1993, proposed general fund expenditures of $37.3 billion, with projected revenues of $39.9 billion. To balance the budget in the face of declining revenues, the Governor proposed a series of revenue shifts from local government, reliance on increased federal aid, and reductions in state spending.

          The Department of Finance of the State of California's May Revision of General Fund Revenues and Expenditures (the "May Revision"), released on May 20, 1993, projected the State would have an accumulated deficit of about $2.75 billion by June 30, 1993, essentially unchanged from the prior year. The Governor proposed to eliminate this deficit over an 18-month period. Unlike previous years, the Governor's Budget and May Revision did not calculate a "gap" to be closed, but rather set forth revenue and expenditure forecasts and proposals designed to produce a balanced budget.


          The 1993-1994 budget act (the "1993-94 Budget Act") was signed by the Governor on June 30, 1993, along with implementing legislation. The Governor vetoed approximately $71 million in spending.


          The 1993-94 Budget Act was predicated on general fund revenues and transfers estimated at $40.6 billion, $400 million below 1992-93 (and the second consecutive year of actual decline). The principal reasons for declining revenue were the continued weak economy and the expiration (or repeal) of three fiscal steps taken in 1991--a half cent temporary sales tax, a deferral of operating loss carryforwards, and repeal by initiative of a sales tax on candy and snack foods.

          The 1993-94 Budget Act also assumed special fund revenues of $11.9 billion, an increase of 2.9 percent over 1992-93.


          The 1993-94 Budget Act included general fund expenditures of $38.5 billion (a 6.3 percent reduction from projected 1992-93 expenditures of $41.1 billion), in order to keep a balanced budget within the available revenues. The 1993-94 Budget Act also included special fund expenditures of $12.1 billion, a
4.2 percent increase. The 1993-94 Budget Act reflected the following major adjustments:


          1. Changes in local government financing to shift about $2.6 billion in property taxes from cities, counties, special districts and redevelopment agencies to school and community college districts, thereby reducing general fund support by an equal amount. About $2.5 billion is permanent, reflecting termination of the State's "bailout" of local governments following the property tax cuts of Proposition 13 in 1978 (See "Constitutional, Legislative and Other Factors" below).

          The property tax revenue losses for cities and counties were offset in part by additional sales tax revenues and mandate relief.

          2. The 1993-94 Budget Act projected K-12 Proposition 98 funding on a cash basis at the same per-pupil level as 1992-93 by providing schools a $609 million loan payable from future years' Proposition 98 funds.

          3. The 1993-94 Budget Act assumed receipt of about $692 million of aid to the State from the federal government to offset health and welfare costs associated with foreign immigrants living in the State, which would reduce a like amount of General Fund expenditures. About $411 million of this amount was one-time funding. Congress ultimately appropriated only $450 million.

          4. Reductions of $600 million in health and welfare programs and $400 million in support for higher education (partly offset by fee increases at all three units of higher education) and various miscellaneous cuts (totalling approximately $150 million) in State government services in many agencies, up to 15 percent.

          5. A 2-year suspension of the renters' tax credit ($390 million expenditure reduction in 1993-94).

          6. Miscellaneous one-time items, including deferral of payment to the Public Employees Retirement Fund ($339 million) and a change in accounting for debt service from accrual to cash basis, saving $107 million.

          The 1993-94 Budget Act contained no general fund tax/revenue increases other than a two year suspension of the renters' tax credit. The 1993-1994 Budget Act suspended the 4 percent automatic budget reduction trigger, as was done in 1992-1993, so cuts could be focused.


          Administration reports during the course of the 1993-1994 Fiscal Year indicated that while economic recovery appeared to have started in the second half of the fiscal year, recessionary conditions continued longer than had been anticipated when the 1993-1994 Budget Act was adopted. Overall, revenues for the 1993-1994 Fiscal Year were about $800 million lower than original projections, and expenditures were about $780 million higher, primarily because of higher health and welfare caseloads, lower property taxes which required greater State support for K-14 education to make up the shortfall, and lower than anticipated federal government payments for immigration-related costs. The reports in May and June, 1994, indicated that revenues in the second half of the 1993-1994 Fiscal Year were very close to the projections made in the Governor's Budget of January 10, 1994, which is consistent with a slow turnaround in the economy.



          The Department of Finance's July 1994 Bulletin, including the final June receipts, reported that June revenues were $114 million (two and one-half percent) above projections, with final end-of-year results at $377 million (about one percent) above the May Revision projections. Part of this result was due to end-of-year adjustments and reconciliations. Personal income tax and sales tax continued to track projections. The largest factor in the higher than anticipated revenues was from bank and corporation taxes, which were $140 million (18.4 percent) above projections in June. While the higher June receipts were reflected in the actual 1993-94 Fiscal Year cash flow results, and helped the starting cash balance for the 1994- 95 Fiscal Year, the Department of Finance did not adjust any of its revenue projections for the 1994-95 or 1995-96 Fiscal Years.


          During the 1993-94 Fiscal Year, the State implemented the deficit retirement plan, which was part of the 1993-94 Budget Act, by issuing $1.2 billion of revenue anticipation warrants in February 1994 maturing December 21, 1994. This borrowing reduced the cash deficit at the end of the 1993-94 Fiscal Year. Nevertheless, because of the $1.5 billion variance from the original 1993-94 Budget Act assumptions, the General Fund ended the fiscal year at June 30, 1994 carrying forward an accumulated deficit of approximately $2 billion.

          Because of the revenue shortfall and the State's reduced internal borrowable cash resources, in addition to the $1.2 billion of revenue anticipation warrants issued as part of the deficit retirement plan, the State issued an additional $2.0 billion of revenue anticipation warrants, maturing July 26, 1994, which were needed to fund the State's obligations and expenses through the end of the 1993-94 Fiscal Year.

          On January 17, 1994, a major earthquake measuring an estimated 6.8 on the Richter Scale struck Los Angeles. Significant property damage to private and public facilities occurred in a four-county area including northern Los Angeles County, Ventura County, and parts of Orange and San Bernardino Counties, which were declared as State and federal disaster areas by January 18. Current estimates of total property damage (private and public) are in the range of $20 billion, but these estimates are still subject to change.

          Despite such damage, on the whole, the vast majority of structures in the areas, including large manufacturing and commercial buildings and all modern high-rise offices, survived the earthquake with minimal or no damage, validating the cumulative effect of strict building codes and thorough preparation for such an emergency by the State and local agencies.


          Damage to state-owned facilities included transportation corridors and facilities such as Interstate Highways 5 and 10 and State Highways 14, 118 and
210. Major highways have now been reopened. The campus of California State University at Northridge (very near the epicenter) suffered an estimated $350 million damage, resulting in temporary closure of the campus. It has now reopened. There was also some damage to the University of California at Los Angeles and to an office building in Van Nuys (now open after a temporary closure). Overall, except for the temporary road and bridge closures, and CSU-Northridge, the earthquake did not significantly affect State government operations.



          The State in conjunction with the federal government is committed to providing assistance to local governments, individuals and businesses suffering damage as a result of the earthquake, as well as to provide for the repair and replacement of State-owned facilities. The federal government provide substantial earthquake assistance totalling in excess of $9.5 billion.



          The 1994-95 Fiscal Year represented the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget. The Governor's Budget proposal, as updated in May and June,

1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The budget proposal projected revenue and expenditure forecasts and revenue and expenditure proposals which resulted in operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated budget deficit, estimated at about $1.8 billion at June 30, 1994, by June 30, 1996.



          The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projected revenues and transfers of $41.9 billion, $2.1 billion higher than revenues in 1993-94, reflecting the Administration's forecast of an improving economy.



          The 1994-95 Budget Act projected Special Fund revenues of $12.1 billion, a decrease of 2.4% from 1993-94 estimated revenues.



          The 1994-95 Budget Act projected General Fund expenditures of $40.9 billion, an increase of $1.6 billion over 1993-94. The 1994-95 Budget Act also projected Special Fund expenditures of $12.3 billion, a 4.7% decrease from 1993-94 estimated expenditures. The principal features of the 1994-95 Budget Act were the following:



          1. Receipt of additional federal aid in 1994-95 of about $400 million for costs of refugee assistance and medical care for undocumented immigrants, thereby offsetting a similar General Fund cost. These funds ultimately were not budgeted by the Federal Government.


          2. Reductions of approximately $1.1 billion in health and welfare costs. A 2.3% reduction in Aid to Family with Dependent Children payments (equal to about $56 million for the entire fiscal year) has been suspended by court order.


          3. A General Fund increase of approximately $38 million in support for the University of California and $65 million for California State University. It anticipated that student fees for both the University of California and the California State University would increase up to 10%.



          4. Proposition 98 funding for K-14 schools was increased by $526 million from 1993-94 levels, representing an increase for enrollment growth and inflation. Consistent with previous budget agreements, Proposition 98 funding provided approximately $4,217 per student for K-12 schools, equal to the level in the past three years.



          5. Legislation enacted with the Budget clarifies laws passed in 1992 and 1993 which require counties and other local agencies to transfer funds to local school districts, thereby reducing State aid. Some counties had implemented a method of making such transfers which provided less money for schools if there were redevelopment agency projects. The new legislation banned this method of transfer. If all counties had implemented this method, General Fund aid to K-12 schools would have been $300 million higher in each of the 1994-95 and 1995-96 Fiscal Years.



          6. The 1994-95 Budget Act provided funding for anticipated growth in the State's prison inmate population, including provisions for implementing recent legislation (the so-called "Three Strikes" law) which requires mandatory life prison terms for certain third-time felony offenders.



          7. Additional miscellaneous cuts ($500 million) and fund transfers ($255 million) totalling in the aggregate approximately $755 million.


          The 1994-95 Budget Act contains no tax increases. Under legislation enacted for the 1993-94 Budget, the renters' tax credit was suspended for two years (1993 and 1994). A ballot proposition to permanently restore the renters' tax credit after this year failed at the June, 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, for 1995, saving about $390 million in the 1995-96 Fiscal Year.


          The 1994-95 Budget assumed that the State would use a cash flow borrowing program in 1994-95 which combined one-year notes and two-year warrants, which have now been issued. Issuance of warrants allowed the State to defer repayment of approximately $1.0 billion of its accumulated budget deficit into the 1995-96 Fiscal Year.


          The State's cash flow management plan for the 1994-95 fiscal year included the issuance of $4.0 billion of revenue anticipation warrants on July 26, 1994, to mature on April 25, 1996, as part of a two-year plan to retire the accumulated State budget deficit.

          Because preparation of cash flow estimates for the 1995-96 Fiscal Year necessarily entails greater risks of variance from assumptions, and because the Governor's two-year budget plan assumes receipt of a large amount of federal aid in the 1995-96 Fiscal Year for immigration-related costs which is uncertain, the Legislature enacted a backup budget adjustment mechanism to mitigate possible deviations from projected revenues, expenditures or internal borrowable resources which might reduce available cash resources during the two-year plan, so as to assure repayment of the warrants.

          Pursuant to Section 12467 of the California Government Code, enacted by Chapter 135, Statutes of 1994 (the "Budget Adjustment Law"), the State Controller was required to make a report by November 15, 1994 on whether the projected cash resources for the General Fund as of June 30, 1995 would decrease more than $430 million from the amount projected by the State in its Official Statement in July, 1994 for the sale of $4,000,000,000 of Revenue Anticipation Warrants. On November 15, 1994, the State Controller issued the report on the State's cash position required by the Budget Adjustment Law. The report indicated that the cash position of the General Fund on June 30, 1995 would be $581 million better than was estimated in the July, 1994 cash flow projections and therefore, no budget adjustment procedures will be invoked for the 1994-95 Fiscal Year. As explained earlier, the Law would only be implemented if the State Controller estimated that borrowable resources on June 30, 1995 would be at least $430 million lower than projected.


          The State Controller's report identified a number of factors which have led to the improved cash position of the State. Estimated revenues and transfers for the 1994-95 Fiscal Year other than federal reimbursement for immigration costs were up about $650 million. The largest portion of this was in higher bank and corporation tax receipts, but all major tax sources were above original projections. However, most of the federal immigration aid revenues projected in connection with the 1994-95 Budget Act and in the July, 1994 cash flows will not be received, as indicated above, leaving a net increase in revenues of $322 million.

          On the expenditure side, the State Controller reported that estimated reduced caseload growth in health and welfare programs, reduced school enrollment growth, and an accounting adjustment reducing a transfer from the General Fund to the Special Fund for Economic Uncertainties resulted in overall General Fund expenditure reductions (again before adjusting for federal aid) of $672 million. However, the July, 1994 cash flows projected that General Fund health and welfare and education expenditures would be offset by the anticipated receipt of $407 million in federal aid for illegal immigrant costs. The State Controller now estimates that none of these funds will be received, so the net reduction in General Fund expenditures is $265 million.

          Finally, the State Controller indicated that a review of balances in special funds available for internal borrowing resulted in an estimated reduction of such borrowable resources of $6 million. The combination of these factors results in the estimated improvement of the General Fund's cash position of $581 million. The State Controller's revised cash flow projections for 1994-95 have allocated this improvement to two line items:

an increase from $0 to $427 million in the estimated ending cash balance of the General Fund on June 30, 1995, and an increase in unused borrowable resources of $154 million.

          The State Controller's report indicated that there was no anticipated cash impact in the 1994-95 Fiscal Year for recent initiatives on "three strikes" criminal penalties and illegal immigration which were approved by voters on November 8, 1994. At a hearing before a committee of the Legislature on November 15, 1994, both the Legislative Analyst and the Department of Finance concurred in the reasonableness of the State Controller's report. (The Legislative Analyst had issued a preliminary analysis on November 1, 1994 which reached a conclusion very close to that of the State Controller.) The State Controller's report makes no projections about whether the Law may have to be implemented in 1995-96. However, both the State Controller and the Legislative Analyst in the November 15 hearing noted that the July, 1994 cash flows for the 1995-96 Fiscal Year place continued reliance on large amounts of federal assistance for immigration costs, which did not materialize this year, indicating significant budget pressures for next year. The Department of Finance indicated that the budgetary issues identified in the hearing would be addressed in the Governor's Budget proposal for the 1995-96 Fiscal Year, which was released in early January, 1995.

          The 1995-96 Governor's Budget, discussed below, contains a reforecast of revenues and expenditures for the 1994- 95 Fiscal Year. The Department of Finance Bulletins for February and March 1995 report that combined General Fund revenues for February, 1995 were about $356 million below forecast, but combined revenues for January and February were only about $82 million (or 0.3 percent) below the 1995-96 Governor's Budget forecast. The largest component of the decrease is attributable to personal income tax receipts, which were about $131 million (or 1.1 percent) below the two months' forecast. This decrease in personal income tax receipts appears to be largely attributable to fourth quarter 1994 activity, probably in the anticipation of tax reform, with some taxpayers shifting income into 1995 to the extent possible. The withholding component comprised $77 million of this shortfall, but the Department of Finance does not yet view this as significant. Additionally, sales and use tax receipts were very close to forecast for the two-month period, while bank and corporation tax receipts were about $42 million (or 1.5 percent) below the two months' forecast. Miscellaneous revenues were about $117 million (or 6.2 percent) above forecast for the two months, but the Department of Finance is not yet able to determine whether this gain is real, or is instead attributable to cash flow factors.

          Initial analysis of the federal Fiscal Year 1995 budget by the Department of Finance indicates that about $98 million was appropriated for California to offset costs of incarceration of undocumented and refugee immigrants, less than the $356 million which was assumed in the State's 1994-95 Budget Act. Because of timing considerations in applying for these federal funds, the Department estimates that about $33 million of these funds will be received during the State's 1994-95 Fiscal Year, with the balance received in the following fiscal year. It does not appear that the federal budget contains any of the additional $400 million in funding for refugee assistance and health costs which were also assumed in the 1994-95 Budget Act, but the Department expects the State to continue its efforts to obtain some or all of these federal funds.


          On January 10, 1995, the Governor presented his 1995-96 Fiscal Year Budget Proposal (the "Proposed Budget"). The Proposed Budget estimates General Fund revenues and transfers of $42.5 billion (an increase of 0.2 percent over 1994-95). This increase from the 1994-95 Fiscal Year reflects the Governor's realignment proposal (a proposal to shift various state obligations to local government) and the first year of a tax cut proposal of personal income and corporate taxes. Neither of such proposals was approved by the Legislature. The 1995-96 Budget was signed by the Governor on August 3, 1995, 34 days following the commencement of the State's fiscal year, resulting in a revised projection of General Fund revenues of $44.1 billion, or an increase of 3.5 percent over 1994-95. Expenditures are budgeted at $43.4 billion (a four percent increase over 1994-95). Special Fund revenues are estimated at $13.5 billion (10.7 percent higher than 1994-95) and Special Fund expenditures are estimated at $13.8 billion (12.2 percent higher than 1994-95). The Budget projects that the General Fund will end the fiscal year at June 30, 1996 with a budget surplus in the Special Fund for Economic Uncertainties of about $28 million, or less than 1 percent of General Fund expenditures, and will have repaid all of the accumulated budget deficits.



          The following are the principal features of the Budget:



          1. Proposition 98 funding for schools and community colleges will increase by about $1.2 billion, reflecting strong General Fund revenue growth. Per-pupil expenditures are projected to increase by $126 to $4,435. For the first time in several years, a cost-of-living increase (2.7 percent) is added to the enrollment growth factor. The Governor proposed to set aside about $514 million of the Proposition 98 funding increase to repay prior years' loans from the General Fund to schools. As the legality of these loans is currently being challenged in a lawsuit, the

     Governor proposed to set the amount aside in escrow until the litigation is resolved.



          2. Further cuts in health and welfare costs totaling about $0.9 billion. Some of these cuts (approximately $500 million) would require federal legislative approval.



          3. Increases in funding for the University of California ($90 million General Fund) and the California State University system ($3 million General Fund). The Governor has proposed a four-year funding "company" for the higher education units which includes both annual increases in State funding and increases in student fees.



          4. Assumes receipt of $473 million in new federal aid for costs of undocumented and refugee immigrants, above commitments already made by the federal government. This amount is substantially less than an estimated $2.8 billion which had been included in the Governor's pro-forma two-year plan from last summer.



          5. General Fund support for the Department of Corrections was increased approximately eight percent, reflecting estimates of increased prison population; however, funding was less than proposed in the original budget.



          Subsequent Developments - Reports from the Department of Finance indicate that General Fund revenues through the first three months of the fiscal year were about $525 million, or 5.3%, above projections made for the enactment of the Budget Act. For the first quarter, personal income tax (primarily estimated tax payments) were $224 million (5.1%) above projection, sales and use taxes were $99 million (2.9% above projection) and bank and corporation taxes (also primarily estimated tax payments) were $154 million (12.5%) above projection.



          The State Controller's "October Trigger Report," while finding no need to impose automatic budget cuts, noted a number of areas where there was likely to be a divergence from the original budget estimates. (See "STATE FINANCES--The Budget Process--Budget Adjustment Law" above.) On the positive side, the State Controller noted that improving economic conditions were leading to improved cash receipts. On the negative side, the State Controller's Report estimated that federal actions to allow health and welfare cuts and to reimburse the State for illegal immigrant costs were not likely to provide as much money as had been planned, and the Proposition 98 expenditures for K-14 schools had been underestimated. In addition, the State Controller reported that an annual review of internal borrowable resources resulted in a $705 million increase of estimated available internal borrowable resources. In total, therefore, the State Controller estimated that the State's cash position on June 30, 1996 would be about $500 million worse than the estimate of $1.9 billion of available internal cash resources included in the original budget, but still large enough to avoid the Budget Adjustment Law cuts.



          The Budget contains a cash flow projection (based on all the assumptions described above) which shows approximately $1 billion of unused borrowable resources at June 30, 1996, providing this amount of "cushion" before the budget "trigger" would have to be invoked.


          However, a report issued by the Legislative Analyst in February, 1995 notes that the Proposed Budget is subject to a number of major risks, including receipt of the expected federal immigration aid and other federal actions to allow health and welfare costs, and the outcome of several lawsuits concerning previous budget actions which the State has lost at the trial court level, and which are under appeal. This Analyst's Report also estimates that, despite more favorable revenues, the two-year budget estimates made in July, 1994 are about $2 billion out of balance, principally because federal immigration aid appears likely to be much lower than previously estimated. This shortfall is much smaller than the State has faced in recent years, and has been addressed in the Governor's Budget.

          The Director of Finance is required to include updated cash-flow statements for the 1994-95 and 1995-96 Fiscal Years in the May revision to the 1995-96 Fiscal Year budget proposal. By June 1, 1995, the State Controller must concur with these updated statements or provide a revised estimate of the cash condition of the General Fund for the 1994-95 and the 1995-96 Fiscal Years. For the 1995-96 Fiscal Year, Chapter 135 prohibits any external borrowing as of June 30, 1996, thereby requiring the State to rely solely on internal borrowable resources, expenditure reductions or revenue increases to eliminate any projected cash flow shortfall.

          Commencing on October 15, 1995, the State Controller will, in conjunction with the Legislative Analyst's Office, review the estimated cash condition of the General Fund for the 1995-96 Fiscal Year. The "1996 cash shortfall" shall be the amount necessary to bring the balance of unused borrowable resources on June 30, 1996 to zero. On or before December 1, 1995, legislation must be enacted providing for sufficient General Fund expenditure reductions, revenue increases, or both, to offset any such 1996 cash shortfall identified by the State Controller. If such legislation is not enacted, within five days thereafter the Director of Finance must reduce all General Fund appropriations for the 1995-96 Fiscal Year, except the Required

Appropriations, by the percentage equal to the ratio of said 1996 cash shortfall to total remaining General Fund appropriations for the 1995-96 Fiscal Year, excluding the Required Appropriations.

          On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. Approximately 187 California public entities, substantially all of which are public agencies within the County, invested funds in the Pool. Many of the agencies have various bonds, notes or other forms of indebtedness outstanding, in some instances the proceeds of which were invested in the Pool. Various investment advisors were employed by the County to restructure the Pool. Such restructuring led to the sale of substantially all of the Pool's portfolio, resulting in losses estimated to be approximately $1.7 billion or approximately 22% of amounts deposited by the Pool investors, including the County. It is anticipated that such losses may result in delays or failures of the County as well as investors in the Pool to make scheduled debt service payments. Further, the County expects substantial budget deficits to occur in Fiscal Year 1995 with possibly similar effects upon operations of investors in the Pool.


          Investor access to monies in the Pool subsequent to the filing was pursuant to Court order only and severely limited. On May 2, 1995, the Bankruptcy Court approved a comprehensive settlement agreement (the "CSA") between the County and Pool investors which, among other things, (i) established a formula for distribution of all available cash and securities from the Pool to the Pool investors, including the County, (ii) established formulas for distribution among certain settling Pool investors of several tranches of new County obligations to be payable from, and in some instances secured by, certain designated sources of potential recoveries on Pool related claims, and (iii) designated certain outstanding short term note obligations of the County to be senior to or on a parity with certain of the new County obligations. By order dated May 22, 1995, following distribution of all available cash and securities from the Pool to the Pool investors, including the County, the Bankruptcy Court dismissed the bankruptcy filing of the Pool based upon the Court's finding that the Pool was not eligible for relief under Chapter 9 of the Bankruptcy Code because it is not a municipality and it has not been specifically authorized to file under Chapter 9 as required by the Bankruptcy Code. In negotiations regarding a plan of arrangement for the County, many municipal investors in the Pool have indicated a willingness to subordinate their remaining claims against the County to those of other creditors and to make their further recovery contingent on recovery by the County in litigation with brokerage houses, investment advisors and other defendants regarding the Pool's investments.

          Following its bankruptcy filing, the County has, with Bankruptcy Court approval, made payments of scheduled principal and interest on its outstanding obligations where no alternative source of payment (such as reserve funds on deposit with indenture trustees, letters of credit, municipal bond insurance policies or other alternative payment sources) were available. The County has not replenished such reserve funds or reimbursed the issuers of such letters of credit or municipal bond insurance policies. In addition, the County ceased making set aside deposits for repayment of certain of its short term indebtedness. The Bankruptcy Court subsequently ruled that the rights of the holders of such short term indebtedness to require the set aside deposits from County revenues received following the filing were cut off by operation of the Bankruptcy Code. In addition, the County has failed to satisfy its obligation to accept tenders of its $110,200,000 aggregate principal amount of Taxable Pension Obligation Bonds, Series B used to finance County pension obligations. Interest at a rate set pursuant to the bond documents has been timely paid on such Pension Bonds. The failure to satisfy the contractual obligations discussed above may constitute defaults under the documents governing such securities.


          To June 30, 1995 there had been no default in payment of scheduled interest and principal (excluding the tender payment described above and the Note Debt hereinafter described) to holders of County securities, although certain securities are scheduled to mature at various times thereafter and the Fund is unable to predict whether or to what extent such securities will be timely paid by the County. On June 27, 1995, the Bankruptcy Court approved a Stipulation and an Extension Agreement that, offered to holders of certain short term note obligations of the County ("Note Debt") who elected to be treated thereunder: (i) extension of maturity dates to June 30, 1996; (ii) payment of monthly interest at a rate below existing contract rates; (iii) accrual of monthly interest equal to the difference between the amount paid and the contract rate, plus a settlement adjustment of 0.95%; (iv) waiver of post-bankruptcy interest recapture or disallowance; (v) waiver of defenses to repayment of the Note Debt claims based on California limitations on municipal indebtedness; and (vi) allowance of the Note Debt claims, subject to certain reserved rights. The holders of in excess of 90% of the outstanding aggregate principal amount of all Note Debt elected such treatment. On July 7, 1995 certain of the holders did not approve the agreement and those notes, in the amount of $2.8 million were defaulted upon by the County on July 18, 1995.



          Both Standard & Poor's and Moody's Investors Service have suspended or downgraded ratings on various debt securities of the County and certain of the investors in the Pool and, following the defeat of the proposition submitted to the voters on June 27, announced their intention to downgrade the County's debt to default status, regardless of whether the Stipulation and Extension Agreement receives approval by holders of the Note Debt. On July 18, 1995, Standard & Poor's declared the Note Debt in default in spite of the approval of the Stipulation and Extension Agreement. Standard & Poor's further stated that it had no reason to believe that the County would be able to fulfill the terms of the Stipulation and Extension Agreement on June 30, 1996. Such suspensions or downgradings could affect both price and liquidity of the County's securities. The Fund is unable to predict (i) the occurrence of covenant and/or payment defaults with respect to obligations of the County and/or investors in the Pool or (ii) the financial impact of any such defaults or credit rating suspensions or downgradings upon the value or liquidity of such securities.



          The California Tax-Exempt Money Market Fund currently holds an Orange County Note, with a par value of $4,500,000 that matures on June 30, 1996. The Orange County Note is supported by a Letter of Credit issued by PNC Bank, National Association ("PNC"). BankAmerica Corporation has agreed to reimburse PNC for any payments PNC may make under the Letter of Credit. The Letter of Credit expires after June 30, 1996. On November 30, 1995, the Company, on behalf of the California Tax-Exempt Money Market Fund, filed with the United States Bankruptcy Court, Central District of California, a Proof of Claim with respect to the Orange County Note.



          CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in the adverse effects described below.


          Certain California Municipal Securities in the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities, is unclear.


          In 1988, California enacted legislation providing for a water's-edge combined reporting method if an election fee was paid and other conditions met. On October 6, 1993, the Governor signed Senate Bill 671 (Alquist) which modifies the unitary tax law by deleting the requirements that a taxpayer electing to determine its income on a water's-edge basis pay a fee and file a domestic disclosure spreadsheet and instead requiring an annual information return. Significantly, the Franchise Tax Board can no longer disregard a taxpayer's election. The Franchise Tax Board is reported to have estimated state revenue losses from the Legislation as growing from $27 million in 1993-94 to $616 million in 1999-2000, but others, including Assembly Speaker Willie Brown, disagree with that estimate and assert that more revenue will be generated for California, rather than less, because of an anticipated increase in economic activity and additional revenue generated by the incentives in the Legislation.


          Certain California Municipal Securities in the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues. On November 7, 1978, California voters approved Proposition 8 and on June 3, 1986, the California voters approved Proposition 46, both of which amended Article XIIIA.

          Section 1 of Article XIIIA limits the maximum ad valorem tax on real property to 1% of full cash value (as defined in Section 2), to be collected by the counties and apportioned according to law; provided that the 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on (i) any indebtedness approved by the voters prior to July 1, 1978, or (ii) any bonded indebtedness for the acquisition or improvement of real property approved on or after July 1, 1978, by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors. The California State Board of Equalization has adopted regulations, binding on county assessors, interpreting the meaning of "change in ownership" and "new construction" for purposes of determining full cash value of property under Article XIIIA.

          Legislation enacted by the California Legislature to implement Article XIIIA (Statutes of 1978, Chapter 292, as amended) provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA of $4.00 per $100 assessed valuation (based on the former practice of using 25%, instead of 100%, of full cash value as the assessed value for tax purposes). The legislation further provided that, for the 1978/79 fiscal year only, the tax levied by each county was to be apportioned among all taxing agencies within the county in proportion to their average share of taxes levied in certain previous years. The apportionment of property taxes for fiscal years after 1978/79 has been revised pursuant to Statutes of 1979, Chapter 282, which provides relief funds from State moneys beginning in fiscal year 1979/80 and is designed to provide a permanent system for sharing State taxes and budget funds with local agencies. Under Chapter 282, cities and counties receive more of the remaining property tax revenues collected under Proposition 13 instead of direct State aid. School districts receive a correspondingly reduced amount of property taxes, but receive compensation directly from the State and are given additional relief. Chapter 282 does not affect the derivation of the base levy ($4.00 per $100 assessed valuation) and the bonded debt tax rate.


          On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.


          At the November 8, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (i) the California Legislature establish a prudent state reserve fund in an amount as it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits established in Article XIIIB to be annually increased for any such allocation made in the prior year.

          Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, state monies to support school districts and community college districts shall equal or exceed the lesser of (i) an amount equalling the percentage of state general revenue bonds for school and community college districts in fiscal year 1986-87, or (ii) an amount equal to the prior year's state general fund proceeds of taxes appropriated under Article XIIIB plus allocated proceeds of local taxes, after adjustment under Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

          On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1, on the June 5, 1990 ballot as Proposition 111, was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculates spending limits for the State and for local governments, allows greater annual increases in the limits, allows the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduces the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removes the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limits the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempts increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempts from the State appropriations limit funding for capital outlays.

          Article XIIIB, like Article XIIIA, may require further interpretation by both the Legislature and the courts to determine its applicability to specific situations involving the State and local taxing authorities. Depending upon the interpretation, Article XIIIB may limit significantly a governmental entity's ability to budget sufficient funds to meet debt service on bonds and other obligations.

          On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal. Ct. App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is not possible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62.

          On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989. It is not possible to predict whether the California Legislature will enact such a prohibition nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

          Certain California Municipal Securities held by the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Municipal Securities.

          The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

          Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

          California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

          These California Municipal Securities may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured California Municipal Securities, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

          Certain California Municipal Securities in the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgement may be ordered against the debtor.

          Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

          In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

          Certain California Municipal Securities in the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

          Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


INVESTMENT LIMITATIONS


          The Prospectuses for each Fund sets forth certain fundamental policies that may not be changed with respect to such Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "Miscellaneous"). Similarly, the following enumerated additional fundamental policies may not be changed with respect to a Fund without such a vote of shareholders.

THE PRIME FUND MAY NOT:

          1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

          In accordance with current regulations of the Securities and Exchange Commission, the Prime Fund presently intends to limit its investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period that does not exceed three business days. This intention is not, however, a fundamental policy of the Fund.

THE PRIME FUND, TREASURY FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND MAY
NOT:


          1. Purchase or sell real estate (however, a Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies investing in real estate or interests therein and the California Tax-Exempt Money Market Fund may purchase Municipal Securities secured by real estate or interests therein).

          2.   Underwrite the securities of other issuers.

          3. Purchase securities of companies for the purpose of exercising control.

          4. Purchase securities on margin, make short sales of securities or maintain a short position.


          5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets.



          6. Make loans except that (i) a Fund may purchase or hold debt instruments and enter into repurchase agreements pursuant to its investment objective and policies, and (ii) the Prime Fund may lend portfolio securities.


NEITHER THE GOVERNMENT FUND NOR THE TREASURY ONLY FUND MAY:

          1. Purchase any security or evidence of interest therein on margin, except that a Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities.

          2. Underwrite securities issued by other persons, except that all of the assets of a Fund may be invested in a corresponding investment company with the same investment objective and policies and except insofar as a Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security.

          3. Make loans to other persons except (a) through the lending of securities held by a Fund, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this investment restriction the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

          4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by such Fund).

          5. Issue any senior security (as that term is defined in the Investment Company Act of 1940) if such issuance is specifically prohibited by the Investment Company Act of 1940 or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction No. 2 as stated in the Funds' Prospectus regarding borrowing.

          6. Concentrate its investments in any particular industry (excluding obligations of the U.S. Government, obligations of domestic banks, and repurchase agreements), but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry; provided, that nothing in this investment restriction shall affect the Fund's ability to invest a portion or all of its assets in a corresponding investment company with the same investment objective and policies.

THE TAX-EXEMPT MONEY FUND MAY NOT:

          1. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. Securities issued or guaranteed by the United States Government or its agencies or instrumentalities are not subject to this investment limitation. For purposes of this limitation and the Fund's policy on concentration of investments set forth in the Prospectus, a governmental agency, authority, instrumentality or other political subdivision is deemed to be an issuer, separate from the government creating such subdivision, if the security issued by such subdivision is backed only by the assets and revenues of the subdivision, and a guarantee of a security is not deemed to be a security issued by the guarantor, provided that no more than 10% of the value of the Fund's total assets is invested in securities issued or guaranteed by such guarantor.

          2. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          3. Purchase or sell real estate, except that the Fund may, to the extent appropriate to its investment objective, invest in securities issued by companies which invest in real estate or interests therein.

          4. Purchase securities on margin, make short sales of securities or maintain a short position.

          5. Write or sell puts, calls, straddles, spreads or combinations thereof.

          6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs.

          7. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

          8. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, and may enter into repurchase agreements with respect to securities.

          9. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in Municipal Securities or obligations issued or guaranteed by the Federal Government and its agencies and instrumentalities; (b) although there is no limitation with respect to investments in certificates of deposit and bankers' acceptances issued by domestic branches of United States banks, no more than 10% of the total value of the Fund's assets at the time of purchase may be invested in certificates of deposit and bankers' acceptances issued by domestic branches of foreign banks and no more than 25% of the total value of the Fund's assets at the time of purchase may be invested in certificates of deposit and bankers' acceptances issued by domestic branches of foreign banks and foreign branches of domestic banks; (c) each utility service (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (d) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

THE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND MAY NOT:

          1. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

          2. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs (however, the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities).

          3. Purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          4. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Fund may acquire stand-by commitments with respect to its Municipal Securities.

          5. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation only, industrial development bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

                                    *   *   *

          If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.





          For purposes of Investment Limitation P. 1 relating to the Prime Fund in such Fund's Prospectus, Investment Limitation P. 6 relating to the Government Fund and Treasury Only Fund in this Statement of Additional Information, Investment Limitation P. 9 relating to the Tax-Exempt Money Fund in this Statement of Additional Information and Investment Limitation P. 5 relating to the California Tax-Exempt Money Market Fund only in this Statement of Additional Information, these Funds treat, in accordance with the current views of the staff of the Securities and Exchange Commission and as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.



          For purposes of Investment Limitation P. 6 of this Statement of Additional Information with respect to the Prime Fund, Treasury Fund, and California Tax-Exempt Money Market Fund, Investment Limitation P. 3 of this Statement of Additional Information with respect to the Government Fund and Treasury Only Fund and Investment Limitation P. 8 of this Statement of Additional Information with respect to the Tax-Exempt Money Fund, the Funds may hold debt instruments whether such instruments are part of a public offering or privately negotiated.


          In order to permit the sale of shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above. To permit the sale of the shares of the Funds in Texas, the Company has agreed to the following additional restrictions:

          1.   The Funds will not invest in oil, gas or mineral leases.

          2. The Funds will not invest more than 5% of their net assets in warrants (valued at the lower of cost or market), of which not more than 2% may be warrants which are not listed on the New York or American Stock Exchanges.

          3.   The Funds will not invest in real estate limited partnerships.


          4. Any Horizon Shares of the Funds offered for sale to Texas residents will generally be issued for cash only. Transactions involving the issuance of Horizon Shares of such Funds for securities or assets other than cash will meet the requirements of Section 123.2(4) of the Texas Blue Sky Regulations.


          Should a Fund determine that these commitments or any other commitments are no longer in the best interests of the Fund, it will revoke such commitments by terminating sales of its shares in the state involved.

                        PURCHASE AND REDEMPTION OF SHARES

IN GENERAL

          The Company or its transfer agent may require any information reasonably necessary to evidence that a redemption has been duly authorized. Under the Investment Company Act of 1940 any of the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), during which trading on such Exchange is restricted, during which an emergency exists (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of portfolio securities is not reasonably practicable or for such other periods as the Securities and Exchange Commission may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

          In addition a Fund may redeem shares involuntarily in certain instances if such redemption is appropriate to carry out the Company's responsibilities under the Investment Company Act of 1940. If the Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in readily-marketable securities or other property. In such an event a shareholder would incur transaction costs in selling the securities or other property. See "Net Asset Value" below for an example of when such form of payment might be appropriate. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the Company's net asset value at the beginning of such period.

          Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one Fund must maintain a separate Master Account for each Fund. Institutions may arrange with the Funds' transfer agent for certain sub-accounting services (such as purchase, redemption and dividend record keeping).

NATIONAL BANKING REGULATIONS

          The Comptroller of the Currency has ruled that a national bank may invest in shares of an investment company to the extent that the portfolio of such company consists of investments in which the bank might invest directly. As a national bank could invest directly without limitation in general obligations of the U.S. Treasury and the portfolios of the Treasury Fund and Treasury Only Fund are limited to such investments, national banks may acquire shares of the Treasury Fund and Treasury Only Fund without limitation.

          In addition, the regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. In the opinion of the Company's counsel, the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account. Prospective investors should consult their advisers regarding the law applicable to their purchase of shares.

NET ASSET VALUE

          IN GENERAL. Each Fund's net asset value per share is calculated by dividing the total value of the assets belonging to the Fund, less the value of any liabilities applicable to the Fund, by the total number of outstanding shares of that Fund. Each Fund's net asset value is calculated separately from each other Fund's net asset value. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares representing interests in the Fund together with all income, earnings, profits and proceeds derived from the investment thereof, any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any re-investment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. Each Fund is charged with the direct expenses of that Fund and with a share of the general expenses of the Company. The determinations by the Board of Directors as to direct and allocable expenses and the allocable portion of general assets with respect to the various portfolios are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund except for the payments to Service Organizations that are borne solely by Horizon Service Shares and certain payments that are borne solely by Pacific Horizon Shares as described in the Prospectuses for such Shares.


          A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which both the Funds' custodian and the New York Stock Exchange are open for trading, except a "business day" does not include Martin Luther King, Jr. Day, Columbus Day or Veteran's Day. In 1996 the holidays on which the New York Stock Exchange is closed are: New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


          AMORTIZED COST METHOD. The Funds use the amortized cost method of valuation in computing the net asset value of their shares for purposes of sales and redemptions. Under this method a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount such Fund would receive if it sold its portfolio securities. The market value of the securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its amortized cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its amortized cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

          In connection with their use of amortized cost valuation, the Funds limit the dollar-weighted average maturity of their portfolios to not more than 90 days and do not purchase any instrument with a remaining maturity of greater than 397 calendar days. The Company's Board of Directors has also established, pursuant to rules promulgated by the Securities and Exchange Commission, procedures that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1% the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening a Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration or determining net asset value per share by using available market quotations. If a Fund reduces the number of its outstanding shares without monetary consideration it will mail written notice to shareholders at least three business days before the redemption and in the notice will state the reason for the redemption and the fact that the redemption may result in a capital loss to shareholders.

          The Funds' administrator, Concord Holding Corporation (the "Administrator"), may use a pricing service to value certain portfolio securities where the prices provided are believed by the Administrator pursuant to guidelines adopted by the Board of Directors to reflect the fair value of such securities. In valuing a Fund's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Company's Board of Directors. Additionally, in determining market-based net asset value per share all portfolio securities for which market quotations (or appropriate substitutes that reflect current market conditions) are not readily available shall be valued at their fair value as determined by the valuation committee in accordance with procedures established by the Board of Directors.

                             MANAGEMENT OF THE FUNDS

Directors and Officers

          The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:


                                                       Position with
Name and Address                     Age               Company                          Principal Occupations
----------------                     ---               -------------                    ---------------------
Thomas M. Collins                    61                Director                         Of counsel, law firm of
McDermott & Trayner                                                                     McDermott & Trayner;
225 S. Lake Avenue                                                                      Partner of the law firm
Suite 410                                                                               of Musick, Peeler &
Pasadena, CA 91101-3005                                                                 Garrett (until April,
                                                                                        1993); Trustee, Master
                                                                                        Investment Trust Series
                                                                                        I and Master Investment
                                                                                        Trust, Series II
                                                                                        (registered investment
                                                                                        companies) (since
                                                                                        1993); former Director,
                                                                                        Bunker Hill Income
                                                                                        Securities, Inc.
                                                                                        (registered investment
                                                                                        company) through 1991.

                                                       Position with
Name and Address                    Age                Company                          Principal Occupations
----------------                    ---                -------------                    ---------------------
Douglas B. Fletcher                  70                Vice Chairman                    Chairman of the Board
Fletcher Capital                                       of the Board                     and Chief Executive
Advisors Incorporated                                                                   Officer, Fletcher
4 Upper Newport Plaza                                                                   Capital Advisors,
Suite 100                                                                               Incorporated, (registered
Newport Beach, CA 92660-2629                                                            investment adviser)
                                                                                        1991 to date; Partner,
                                                                                        Newport Partners
                                                                                        (private venture
                                                                                        capital firm), 1981 to
                                                                                        date; Chairman of the
                                                                                        Board and Chief
                                                                                        Executive Officer,
                                                                                        First Pacific Advisors,
                                                                                        Inc. (registered
                                                                                        investment adviser) and
                                                                                        seven investment
                                                                                        companies under its
                                                                                        management, prior to
                                                                                        1983; former Allied
                                                                                        Member, New York Stock
                                                                                        Exchange; Chairman of
                                                                                        the Board of FPA
                                                                                        Paramount Fund, Inc.
                                                                                        through 1984; Director,
                                                                                        TIS Mortgage Investment
                                                                                        Company (real estate
                                                                                        investment trust);
                                                                                        Trustee and former Vice
                                                                                        Chairman of the Board,
                                                                                        Claremont McKenna
                                                                                        College; Chartered
                                                                                        Financial Analyst.

Robert E. Greeley                    62                Director                         Chairman, Page Mill
Page Mill Asset                                                                         Asset Management (a
  Management                                                                            private investment
433 California Street                                                                   company) since 1991;
Suite 900                                                                               Manager, Corporate
San Francisco, CA 94104                                                                 Investments, Hewlett
                                                                                        Packard Company from
                                                                                        1979 to 1991; Trustee,
                                                                                        Master Investment
                                                                                        Trust, Series I and
                                                                                        Master Investment
                                                                                        Trust, Series II (since
                                                                                        1993); Director, Morgan
                                                                                        Grenfell Small Cap Fund
                                                                                        (since 1986); former
                                                                                        Director, Bunker Hill
                                                                                        Income Securities, Inc.
                                                                                        (since 1989)
                                                                                        (registered investment
                                                                                        companies); former
                                                                                        Trustee, SunAmerica
                                                                                        Fund Group

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
                                                                                        (previously Equitec
                                                                                        Siebel Fund Group) from
                                                                                        1984 to 1992.

Kermit O. Hanson                     79                Director                         Vice Chairman of the
17760 14th Ave., N.W.                                                                   Advisory Board, 1988 to
Seattle, WA 98177                                                                       date, Executive
                                                                                        Director, 1977 to 1988,
                                                                                        Pacific Rim Bankers
                                                                                        Program (a non-profit
                                                                                        educational
                                                                                        institution); Dean
                                                                                        Emeritus, 1981 to date,
                                                                                        Dean, 1964-81, Graduate
                                                                                        School of Business
                                                                                        Administration,
                                                                                        University of
                                                                                        Washington; Director,
                                                                                        Washington Federal
                                                                                        Savings & Loan
                                                                                        Association; Trustee,
                                                                                        Seafirst Retirement
                                                                                        Funds (since 1993)
                                                                                        (registered investment
                                                                                        company).

Cornelius J. Pings*                  66                Chairman of                      President, Association
Association of American                                the Board and                    of American
    Universities                                       President                        Universities, February
One DuPont Circle                                                                       1993 to date; Provost,
Suite 730                                                                               1982 to January
Washington, DC 20036                                                                    1993, Senior Vice
                                                                                        President for Academic
                                                                                        Affairs, 1981 to
                                                                                        January 1993,
                                                                                        University of Southern
                                                                                        California; Trustee,
                                                                                        Master Investment
                                                                                        Trust, Series I and
                                                                                        Master Investment
                                                                                        Trust, Series II (since
                                                                                        1995).

Kenneth L. Trefftzs                  83                Director                         Private Investor;
11131 Briarcliff Drive                                                                  formerly Distinguished
San Diego, CA 92131-1329                                                                Emeritus Professor
                                                                                        of Finance and Chairman
                                                                                        of the Department of
                                                                                        Finance and Business
                                                                                        Economics of the
                                                                                        Graduate School of
                                                                                        Business of the
                                                                                        University of Southern
                                                                                        California; former
                                                                                        Director, Metro Goldwyn
                                                                                        Mayer, Inc.; Director,

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
                                                                                        Fremont General
                                                                                        Corporation (insurance
                                                                                        and financial services
                                                                                        holding company);
                                                                                        Director, Source
                                                                                        Capital, Inc.
                                                                                        (closed-end investment
                                                                                        company); Director of
                                                                                        three open-end
                                                                                        investment companies
                                                                                        managed by First
                                                                                        Pacific Advisors, Inc.;
                                                                                        formerly Chairman of
                                                                                        the Board of Directors
                                                                                        (or Trustees) of
                                                                                        nineteen investment
                                                                                        companies managed by
                                                                                        American Capital Asset
                                                                                        Management, Inc.

Richard E. Stierwalt                 40                Executive                        Chairman of the Board
125 W. 55th Street                                     Vice President                   and Chief Executive
New York, NY 10019                                                                      Officer, July 1993 to
                                                                                        date, prior thereto
                                                                                        Senior Director,
                                                                                        Managing Director and
                                                                                        Chief Executive Officer
                                                                                        of the Administrator
                                                                                        and Distributor,
                                                                                        February 1987 to July
                                                                                        1993; President, Master
                                                                                        Investment Trust,
                                                                                        Series I, Master
                                                                                        Investment Trust,
                                                                                        Series II and Seafirst
                                                                                        Retirement Funds (since
                                                                                        1993); First Vice
                                                                                        President, Trust
                                                                                        Operation
                                                                                        Administration,
                                                                                        Security Pacific
                                                                                        National Bank,
                                                                                        1983-1987.

William B. Blundin                   57                Executive Vice                   Vice Chairman, July 1993
125 W. 55th Street                                     President                        to date, prior thereto
New York, NY  10019                                                                     Director and President
                                                                                        of the Administrator and
                                                                                        Distributor, February
                                                                                        1987 to July 1993;
                                                                                        Executive Vice
                                                                                        President, Master
                                                                                        Investment Trust, Series
                                                                                        II and Seafirst
                                                                                        Retirement Funds (since
                                                                                        1993); Senior Vice
                                                                                        President, Shearson
                                                                                        Lehman Brothers, 1978-
                                                                                        1987.

                                                       Position with
Name and Address                    Age                Company                          Principal Occupations
----------------                    ---                -------------                    ---------------------
Irimga McKay                         35                Vice                             Senior Vice President,
1230 Columbia Street                                   President                        July 1993 to date, prior
5th FL                                                                                  thereto First Vice
San Diego, CA 92101                                                                     President of the
                                                                                        Administrator and
                                                                                        Distributor, November
                                                                                        1988 to July 1993; Vice
                                                                                        President, Master
                                                                                        Investment Trust,
                                                                                        Series II and Seafirst
                                                                                        Retirement Funds (since
                                                                                        1993); Regional Vice
                                                                                        President, Continental
                                                                                        Equities, June 1987 to
                                                                                        November 1988;
                                                                                        Assistant Wholesaler,
                                                                                        VMS Realty Partners (a
                                                                                        real estate limited
                                                                                        partnership), May 1986
                                                                                        to June 1987.

W. Eugene Spurbeck                   39                Assistant Vice                   Manager of Client
BISYS Fund Services                                    President                        Services of the
515 Figueroa Street                                                                     Administrator (1933 to
Suite 335                                                                               date); Assistant Vice
Los Angeles, CA 92307                                                                   President, Master
                                                                                        Investment Trust,
                                                                                        Series II; Vice
                                                                                        President, Seafirst
                                                                                        Retirement Funds (since
                                                                                        1995); Vice President
                                                                                        of Retail Lending
                                                                                        Operations Banc One
                                                                                        (1989 to 1993).

Martin R. Dean                       31                Treasurer                        Manager of Fund
3435 Stelzer Road                                                                       Accounting of BISYS
Columbus, OH  43219                                                                     Fund Services, May 1994
                                                                                        to Present; Treasurer,
                                                                                        Master Investment
                                                                                        Trust, Series II and
                                                                                        Seafirst Retirement
                                                                                        Funds (since 1995);
                                                                                        Senior Manager at KPMG
                                                                                        Peat Marwick previously
                                                                                        1990-1994.


                                                       Position with
Name and Address                    Age                Company                          Principal Occupations
----------------                    ---                -------------                    ---------------------
W. Bruce McConnel, III               52                Secretary                        Partner of the law firm
1345 Chestnut Street                                                                    of Drinker Biddle &
Philadelphia National Bank                                                              Reath.  Secretary,
Building, Suite 1100                                                                    Master Investment Trust,
Philadelphia, PA 19107                                                                  Series I, Master
                                                                                        Investment Trust, Series
                                                                                        II and Seafirst
                                                                                        Retirement Funds

George O. Martinez                   35                Assistant                        Senior Vice President
3435 Stelzer Road                                      Secretary                        and Director of Legal
Columbus, OH 43219                                                                      and Compliance Services,
                                                                                        of the Administrator.
                                                                                        since April 1995;
                                                                                        Assistant Secretary,
                                                                                        Master Investment
                                                                                        Trust, Series II and
                                                                                        Seafirst Retirement
                                                                                        Funds (since 1995);
                                                                                        prior thereto, Vice
                                                                                        President and Associate
                                                                                        General Counsel,
                                                                                        Alliance Capital
                                                                                        Management, L.P.

--------------------

*    Mr. Pings is an "interested director" of the Company as defined in the 1940
     Act.


          The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Trefftzs. The Board does not have an Executive Committee.


          Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in consideration of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum in recognition of his years of service to the Company until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Funds, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.



          For the fiscal year ended February 28, 1995, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $334,168; of this amount, the following amounts of directors' compensation were allocated to the following
Funds: Treasury Fund - $22,408; Prime Fund - $23,318; Government Fund - $23,093; Treasury Only Fund - $22,179; Tax-Exempt Money Fund - $21,538; and California Tax-Exempt Money Market Fund - $23,388. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.


          Under a retirement plan approved by the Board of Directors, including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director provided as Chairman of the Board.

          Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

          In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

          In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter).

          The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.

          The following chart provides certain information about the director/trustee fees of the Company as of February 28, 1995.


                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                                 PENSION OR                                           FROM
                                                                 RETIREMENT               ESTIMATED                REGISTRANT
                                         AGGREGATE                BENEFITS                  ANNUAL                  AND FUND
                                       COMPENSATION              ACCRUED AS                BENEFITS                 COMPLEX(*)
        NAME OF PERSON/                  FROM THE               PART OF FUND                 UPON                   PAID TO
            POSITION                      COMPANY                 EXPENSES                RETIREMENT               DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins                        $100,000                    $0                       $0                    $110,000
Director(+)
----------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                      $ 57,500                    $0                       $0                    $ 57,500
Vice Chairman of
the Board
----------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley(**)                    $ 57,500                    $0                       $0                    $ 65,781
Director
----------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                         $ 57,500                    $0                       $0                    $ 63,500
Director
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                                 PENSION OR                                           FROM
                                                                 RETIREMENT               ESTIMATED                REGISTRANT
                                         AGGREGATE                BENEFITS                  ANNUAL                  AND FUND
                                       COMPENSATION              ACCRUED AS                BENEFITS                 COMPLEX*
        NAME OF PERSON/                  FROM THE               PART OF FUND                 UPON                   PAID TO
            POSITION                      COMPANY                 EXPENSES                RETIREMENT               DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings                        $57,500                    $0                       $0                     $57,500
President and
Chairman of the
Board
----------------------------------------------------------------------------------------------------------------------------
Kenneth L. Trefftzs                       $57,500                    $0                       $0                     $57,500
Director
============================================================================================================================


--------------
(*) The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Investment Trust, Series I and Master Investment Trust, Series II.

(**)  Mr. Greeley became a director of the Company on April 25, 1994.


(+) Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.





INVESTMENT ADVISER


          Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to each of the Funds, other than the Government and Treasury Only Funds, since the commencement of their operations. In the investment advisory agreement, Bank of America has agreed to provide investment advisory services as described in the Prospectuses. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Company. In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries or other affiliates of Bank of America or its parent corporation. For the services provided and expenses assumed pursuant to the investment advisory agreement, the Company has agreed to pay Bank of America fees, accrued daily and payable monthly, at the following annual rates, with respect to the Funds: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's net assets, plus .08% of each Fund's net assets over $5 billion. From time to time, Bank of America may waive fees or reimburse the Company for expenses voluntarily or as required by certain state securities laws.



          For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, Bank of America (and Securities Pacific prior to April 22,
1992) were paid in the
aggregate, pursuant to the investment advisory agreements applicable to them, advisory fees (net of waivers) of $8,106,253, $11,293,545, and $2,330,203, respectively, by the Prime Fund, $2,841,285, $2,717,321, and $2,140,125,
respectively, by the Treasury Fund and $466,339, $472,766, and $501,956, respectively, by the Tax-Exempt Money Fund. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, Bank of America (and Security Pacific prior to April 22, 1992) were paid in the aggregate, pursuant to the investment advisory agreements applicable to them, advisory fees (net of waivers and expense reimbursements) of $22,306, $269,869, and $301,964, respectively, by the California Tax-Exempt Money Market Fund. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, Bank of America (and Security Pacific prior to April 22, 1992) did not effect any fee waivers or expense reimbursements with respect to the Treasury Fund but did reimburse expenses or waive fees to the Prime Fund, in the aggregate, in the amount of $0, $367,233, and $920,627, and the Tax-Exempt Money Fund, in the amount of $3,692, $23,524, and $11,611, respectively. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, Bank of America (and Security Pacific prior to April 22, 1992) in the aggregate, waived fees and reimbursed expenses with respect to the California Tax-Exempt Money Market Fund in the amount of $82,350, $22,998, and $0, respectively.


          For the fiscal year ended February 28, 1994, the Government Fund and Treasury Only Fund paid Bank of America investment advisory fees (net of fee waivers) of $877,515 and $68,888, respectively. For that same period Bank of America waived fees and reimbursed the Government Fund and Treasury Only Fund in the amounts of $6,537 and $127,607, respectively. For the fiscal year ended February 28, 1995, the Government Fund and Treasury Only Fund paid Bank of America investment advisory fees (net of fee waivers or expense reimbursements) of $321,634 and $293,305, respectively. For that same period, Bank of America waived fees of $8,313 for the Treasury Only Fund and waived fees of $313,740 and reimbursed expenses to the Government Fund in the amount of $14,000. For the fiscal year ended March 31, 1992 and the period April 1, 1992 through February 28, 1993, the Predecessor Treasury Only Funds bore investment advisory fees pursuant to the investment advisory agreement then in effect of $70,579 and $61,676, respectively, and the Predecessor Government Funds bore investment advisory fees of $361,035 and $308,729, respectively. All of these fees were paid to Seattle Capital Management Company (the "Former Adviser"), which is a wholly-owned, indirect subsidiary of BankAmerica Corporation. For the periods and fiscal year referenced above, the Former Adviser waived additional investment advisory fees of $194,089 and $169,608, respectively, with respect to the Predecessor Treasury

Only Funds, and $227,281 and $154,364, respectively, with respect to the Predecessor Government Funds.

          The Company's investment advisory agreement for the Funds provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

          The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

          Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Company contemplated by the investment advisory agreement, the Prospectuses, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a bank may perform services comparable to those performed by Bank of America and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Company or from continuing to purchase Company shares for the accounts of its customers.

          For a discussion of the Glass-Steagall Act in connection with the Company's Shareholder Services Plan, see "Shareholder Services Plan" in the Prospectuses for Horizon Service Shares.

          On the other hand, as described herein, the Funds are currently distributed by the Distributor, and the Administrator, its parent, provides the Company with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by the Administrator or the Distributor. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors.

ADMINISTRATOR


          Concord Holding Corporation (the "Administrator"), with principal offices at 125 West 55th Street, New York, New York 10019 and 3435 Stelzer Road, Columbus, Ohio 43219, is a wholly-owned subsidiary of The BISYS Group, Inc. The Administrator also serves as administrator to several other investment companies.



          The Administrator provides administrative services for the Funds as described in their Prospectuses pursuant to a Basic Administrative Services Agreement. The agreement will continue in effect with respect to each Fund until October 31, 1996 and thereafter will be extended with respect to each Fund for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by a vote of a majority of a Fund's outstanding shares upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Company.


          For its services under the Basic Administrative Services Agreement, the Administrator is entitled to receive an administration fee, accrued daily and payable monthly, at the following annual rates: .10% of the first $7 billion of each Fund's net assets, plus .09% of the next $3 billion of each Fund's net assets, plus .08% of each Fund's net assets over $10 billion. From time to time, the Administrator may waive fees or reimburse the Company for expenses, either voluntarily or as required by certain state securities laws.


          For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995 the Administrator was paid, pursuant to the administration agreement then in effect, administration fees (net of waivers) of $8,835,608, $12,158,419, and $2,366,035, respectively, by the Prime Fund, $2,845,014,
$2,717,606, and $2,140,125, respectively, by the Treasury Fund and $466,339, $472,766, and $501,956, respectively, by the Tax- Exempt Money Fund. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, the Administrator was paid, pursuant to the administration agreement then in effect, administrative fees (net of waivers) of $104,656, $269,869, and $301,618, respectively, by the California Tax-Exempt Money Market Fund. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, the Administrator did not effect any fee waivers or expense reimbursements with respect to the Treasury Fund but did reimburse the Prime Fund and Tax-Exempt Money Fund for expenses or waive fees in the amount of $0, $381,513 and $949,233 and $3,692, $23,524, and $11,611, respectively. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995 aggregate fee waivers and expense reimbursements by the Administrator with respect to the California Tax-Exempt Money Market Fund were $0, $22,998, and $0, respectively.


          For the fiscal year ended February 28, 1994, the Government Fund and Treasury Only Fund paid the Administrator (net of fee waivers), $877,515 and $68,888, respectively. For this same period the Administrator waived fees due from the Government Fund and Treasury Only Fund in the amounts of $6,537 and $127,607, respectively and reimbursed the Funds $0 and $0, respectively. For the fiscal year ended February 28, 1995, the Government Fund and Treasury Only Fund paid the Administrator (net of fee waivers), $463,641 and $293,305, respectively. For this same period the Administrator waived fees due from the Government Fund and Treasury Only Fund in the amounts of $185,733 and $8,313, respectively and reimbursed the Funds $0 and $0, respectively. For the fiscal year ended March 31, 1992 and the fiscal period April 1, 1992 through February 28, 1993, pursuant to the administration agreement then in effect, Signature Broker-Dealer Services, Inc., the former administrator of the Predecessor Government and Treasury Only Funds (the "Former Administrator"), accrued direct and indirect administrative fees of $252,708 and $187,981, respectively, with respect to the Predecessor Government Fund of First Cash Funds of America and $126,430 and $117,319, respectively, with respect to the Predecessor Treasury Only Fund of First Cash Funds of America.

          If total expenses borne by any Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Company may deduct from the payments to be made with respect to such Fund to Bank of America and the Administrator, respectively, or Bank of America and the Administrator each will bear, the amount of such excess to the extent required by such regulations. Such amount, if any, will be estimated and accrued daily and paid on a monthly basis. As of the date of this Statement of Additional Information, the most restrictive expense limitation that may be applicable to the Company limits aggregate annual expenses with respect to a Fund, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million and 1 1/2% of its remaining average daily net assets. During the course of the Company's fiscal year, the Administrator and Bank of America may assume certain expenses and/or not receive payment of fees of one or more of the Company's Funds, while retaining the ability to be reimbursed by such Funds for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

          The Administrator will bear all expenses in connection with the performance of its services under the Basic Administrative Services Agreement for the Funds with the exception of fees charged by The Bank of New York for certain fund accounting services which are borne by the Funds. See "Custodian and Transfer Agent" below. Expenses borne by the Company include taxes, interest, brokerage fees and commissions, if any, fees of directors who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or any of their affiliates, Securities and Exchange Commission fees and state securities qualification fees, advisory fees, administrative fees, fees payable to Shareholder Organizations, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes, cost of shareholders' reports and corporate meetings and any extraordinary expenses.

          The Basic Administrative Services Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of the Administrator's duties or from the reckless disregard by the Administrator of its obligations and duties thereunder.

          Bank of America has received an option entitling it to purchase approximately 4% of the Administrator's authorized common stock on or before December 31, 1998.

DISTRIBUTOR


          The Distributor acts as the exclusive distributor of the shares of each of the Funds pursuant to a distribution agreement with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. No compensation is payable by the Funds to the Distributor for its distribution services. The distribution agreement shall continue in effect with respect to each Fund until October 31, 1996. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually
(a) by a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of such Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. This Agreement will automatically and immediately terminate in the event of its "assignment."


          For the period June 4, 1990 (commencement of operations) through March 31, 1991 (fiscal year end), the fiscal year ended March 31, 1992 and the period April 1, 1992 through February 28, 1993, Signature Broker-Dealer Services, Inc., which also served as the former distributor of the Predecessor Government and Treasury Only Funds' shares, was paid $2,814, $17,167 and $6,166, respectively by the Predecessor Government Fund of First Cash Funds of America and $5,148, $5,746 and $2,680, respectively by the Predecessor Treasury Only Fund of First Cash Funds of America as reimbursement for expenses related to the distribution of such Predecessor Funds' shares. No such fees will be charged to the Government Fund or the Treasury Only Fund or to any other Fund.

CUSTODIAN AND TRANSFER AGENT


          The Company has appointed The Bank of New York, 90 Washington Street, New York, New York 10286, as custodian and Concord Financial Services, Inc., a wholly-owned subsidiary of Concord Holding Corporation, located at First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, as transfer and dividend disbursing agent for the Funds' Horizon Shares. BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as transfer and dividend disbursing agent for the Funds' Horizon Service Shares. The Bank of New York also provides the Company with certain accounting services pursuant to a fund accounting services agreement with the Administrator. Under the fund accounting services agreement, The Bank of New York has agreed to provide certain accounting, bookkeeping, pricing, and dividend and distribution calculation services with respect to the Company. The monthly fees charged by the bank under the fund accounting agreement are borne by the Funds. The Company and The Bank of New York have appointed Bank of America to act as sub-custodian pursuant to a Sub-Custodian Agreement. As sub-custodian of the Company's assets, Bank of America (i) maintains a separate account or accounts in the name of the Company, (ii) holds and disburses portfolio securities on account of the Company, (iii) makes receipts and disbursements of money on behalf of the Company, (iv) collects and receives all income and other payments and distributions on account of the Company's portfolio securities held by Bank of America, (v) responds to correspondence from security brokers and others relating to its duties, and (vi) makes periodic reports to the Company's Board of Directors concerning its duties thereunder. Under the Sub-Custodian Agreement, the Company will reimburse Bank of America for its costs and expenses in providing services thereunder. Bank of America is the successor to Security Pacific under the Sub-Custodian Agreement. For the fiscal years ended February 28, 1993, February 28, 1994 and February 28, 1995, Bank of America (and Securities Pacific prior to April 22, 1992), in their capacity as sub-custodian, did not hold any of the Company's assets and, accordingly, received no fees. For its services as transfer and dividend disbursing agent to the Horizon Shares of the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds, Concord Financial Services, Inc. receives a fee, payable monthly, at the annual rate of $15,000 per Fund. Each Fund also reimburses Concord Financial Services, Inc. for any out-of-pocket expenses incurred as transfer and dividend disbursing agent. For the fiscal year ended February 28, 1995, Concord Financial Services, Inc. received $27,063, $19,693, $17,873 and $18,221 from the Prime Fund, Treasury Fund, Government Fund and Tax-Exempt
Fund, respectively, for services as transfer and dividend disbursing agent for such funds Horizon Shares. Prior to March __, 1996, Horizon Shares of the California Tax-Exempt Money Market Funds were not offered.


          Bank of America and Seattle-First National Bank, an affiliate of Bank of America, previously provided transfer agency, custodial and fund accounting services for the Predecessor Government Funds and Predecessor Treasury Only Funds. For the period June 4, 1990 (commencement of operations) through March 31, 1991 (fiscal year end), the fiscal year ended March 31, 1992 and the period April 1, 1992 through February 28, 1993, Bank of America and Seattle-First National Bank received directly and indirectly for such services $129,116, $254,824 and $200,624, respectively, with respect to the Predecessor Government Funds and $38,761, $114,630 and $100,225, respectively, with respect to the Predecessor Treasury Only Funds.

                                      TAXES

          The following is only a summary of certain additional considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses for the Funds. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

ALL FUNDS

          Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund of the Company does not qualify for the special federal tax treatment afforded regulated investment companies, all of the

Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions (including amounts derived from interest on Municipal Securities in the case of the Tax-Exempt Money Fund and California Tax- Exempt Money Market Fund) to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. A Fund will be taxed on its undistributed investment company taxable income, if any.


          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "short-short test"). Interest (including original issue and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


          Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year.

          Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%; however, because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income for each calendar year and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company that they are not subject to backup withholding when required to do so or that they are "exempt recipients."



          At February 28, 1995, the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund, had unused capital loss carryovers of approximately $2,764,492 (of which $22,098 will expire in fiscal 1999, $1,171,786 will expire in fiscal 2002 and $1,570,608 will expire in fiscal 2003), $239,007 (which will expire in fiscal
2002), $1,073,801 (of which $129,811 will expire in fiscal 2002 and $943,990 will expire in fiscal 2003), $113,421 (of which $21,276 will expire in fiscal 2002 and $92,145 will expire in fiscal 2003), $156,373 (of which $35,348 will expire in fiscal 1997, $16,664 will expire in fiscal 1998, $14,011 will expire in fiscal 2000, $71,218 will expire in fiscal 2002 and $19,132 will expire in fiscal 2003) and $12,116 (of which $5,893 will expire in fiscal 2001 and $6,223 will expire in fiscal 2002) and $293,460 (of which $3,571 will expire in fiscal 2002 and $289,889 will expire in fiscal 2003), respectively, available for federal income tax purposes to be applied against future capital gains, if any.


FEDERAL - TAX-EXEMPT MONEY FUND AND CALIFORNIA TAX-EXEMPT MONEY MARKET FUND


          The policy of the Tax-Exempt Money Fund and the California Tax-Exempt Money Market Fund is to pay each year as exempt-interest dividends substantially all the respective Fund's

Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gains dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year. In order for the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of the Fund's taxable year at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations.



          Exempt-interest dividends may be treated by shareholders of the Tax-Exempt Money Fund and the California Tax- Exempt Money Market Fund as items of interest excludable from their gross income under Section 103(a) of the Code. However, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion under
Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the respective Funds. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who both
(1) regularly uses a part of such facilities in his or her trade or business and
(2) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships and S corporations and their shareholders. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes.


          Income itself exempt from federal income taxation will be considered in addition to adjusted gross income when determining whether Social Security payments received by a shareholder are subject to federal income taxation.

CALIFORNIA -  CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

          As a regulated investment company, the California Tax-Exempt Money Market Fund will be relieved of liability for California state franchise and corporate income tax to the extent the Fund's taxable income is distributed to its shareholders. The Fund will be taxed on its undistributed taxable income. If for any year the Fund does not qualify as a regulated investment company, all of its taxable income (including interest income on California Municipal Securities for franchise tax purposes only) may be subject to California state franchise or income tax at regular corporate rates.

          If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company, or series of that company, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities are generally limited to California Municipal Securities and certain U.S. Government and U.S. Possession obligations. "Series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is owned by the holders of an exclusive class or series of stock of the company. The California Tax-Exempt Money Market Fund intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If the Fund does not so qualify, no part of its respective dividends to shareholders will be exempt from the California state personal income tax.

          Within sixty days after the close of its taxable year, the California Tax-Exempt Money Market Fund will notify its respective shareholders of the portion of the dividends paid by the Fund to each shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid for any taxable year which qualifies as California exempt- interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the California Tax-Exempt Money Market Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes - Federal - Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund" above. Interest on indebtedness incurred by a shareholder to purchase or carry California Tax-Exempt Money Market Fund shares is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder's taxable year.

          The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Tax-Exempt Money Market Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary or capital gains dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

OTHER INFORMATION

          Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

          Exempt-interest dividends generally will be exempt from state and local taxes as well. However, except as noted above with respect to California state personal income tax, in some situations income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

          The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

                                YIELD INFORMATION

          The "yields" and "effective yields" of each Fund are calculated according to formulas prescribed by the Securities and Exchange Commission. The standardized seven-day yield for each Fund's series of shares is computed separately for each series by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yields for each Fund are computed by compounding a particular Fund's unannualized base period returns (calculated as above) by adding 1 to the base period returns, raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results. In addition, the Tax-Exempt Money Fund and California Tax-Exempt Money Market Fund may quote a standardized "tax-equivalent yield" for each of its series of shares which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) for such series that is exempt from federal, or in the case of the California Tax-Exempt Money Market Fund both federal and California state, income tax by one minus a stated federal, or in the case of the California Tax-Exempt Money Market Fund a combined federal and California state, income tax rate; (b) with respect to the California Tax-Exempt Money Market Fund dividing the portion of that Fund's yield (as calculated above) that is exempt from federal income tax only by one minus a federal income tax rate, and (c) adding the figure resulting from (a) above (with respect to the Tax-Exempt Money Fund) or from (a) and (b) above (with respect to the California Tax-Exempt Money Market Fund) to that portion, if any, of the Fund's yield for such series of shares that is not exempt from federal income tax. The fees which may be imposed by institutions directly on their customers for cash management services are not reflected in the Funds' calculations of yields.


          Based on the foregoing calculations, for the seven-day period ended August 31, 1995, the yield (and effective yield) for Horizon Shares and the Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, and Tax- Exempt Money Fund after fee waivers and expense reimbursements by Bank of America and the Administrator, were as follows: Prime Fund - Horizon Shares -- 5.64% (5.80%); Prime Fund - Horizon Service Shares -- 5.39% (5.53%); Treasury Fund - Horizon Shares -- 5.52% (5.67%); Treasury Fund - Horizon Service Shares -- 5.27% (5.41%); Government Fund - Horizon Shares -- 5.40% (5.55%); Government Fund - Horizon Service Shares -- 5.15% (5.28%); Treasury Only Fund - Horizon Service Shares -- 5.03% (5.16%); Tax-Exempt Money Fund - Horizon Shares -- 3.48% (3.54%); and Tax-Exempt Money Fund - Horizon Service Shares -- 3.23% (3.28%). For the same period, the tax-equivalent yield for the Tax-Exempt Money Fund was 5.04% and 4.68% for Horizon Shares and for Horizon Service Shares, respectively. The federal income tax rate used in calculating the tax-equivalent yields of the Tax-Exempt Money Fund was 31%. The annualized yield, effective yield and tax-equivalent yield (after fee waivers and expense reimbursements) for Horizon Service Shares of the California Tax-Exempt Money Market Fund was 3.14%, 3.19% and 4.81%, respectively for the seven-day period ended August 31, 1995. The combined federal and California income tax rate used in calculating the foregoing tax-equivalent yields was 34.70%. As of August 31, 1995, the Horizon Shares of the California Tax-Exempt Money Market Fund had not been offered.



          From time to time, the yields of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income of a Fund would increase the value of the Fund investment more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and may include testimonials as to the investment adviser's capabilities by clients. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 346-2087.


          In addition to the publications listed in the Funds' Prospectuses, yield data as reported in the following publications may be used in comparing the yields of the Funds to those of other mutual funds with similar investment objectives: Business Week, Investor's Business Daily, Kiplinger, U.S. News, Financial World, USA Today, Morningstar, Mutual Fund Monitor, and American Banker.

                               GENERAL INFORMATION

Description of Shares


          The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Fund's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional shares of capital stock. The Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W, Common Stock representing interests in twenty-two separate investment portfolios. Each share of capital stock has a par value of $.001. This Statement of Additional Information describes the Horizon and Horizon Service Shares of the Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds.


          Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in its prospectuses, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Purchase and Redemption Information" in this Statement of Additional Information.

          The Funds' Horizon Shares and Horizon Service Shares differ from Pacific Horizon Shares in the following respects. Only Pacific Horizon Shares are subject to the Special Management Services fee described in the prospectuses for such shares, which is payable at the rate of .32% (on an annualized basis) of the average daily net asset value of the Pacific Horizon Shares that are outstanding from time to time. Only Horizon Service Shares bear the fees payable under the Shareholder Services Plan described below, which are payable at the rate of up to .25% (on an annualized basis) of the average daily net asset value of the Horizon Service Shares that are outstanding from time to time. As a result, at any given time, the net yield on a Fund's Horizon Shares will be approximately .25% higher than the yield on that Fund's Horizon Service Shares and .32% higher than the yield on the same Fund's Pacific Horizon Shares. Standardized yield quotations will be computed separately for each series of shares.

          Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Horizon Service Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's payments to Service Organizations and only Pacific Horizon Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the expenses that are borne exclusively by such shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A

Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting in the aggregate without regard to particular Funds.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

HORIZON SERVICE SHARES

          As stated in the Prospectuses for such Shares, Horizon Service Shares are sold to institutions ("Service Organizations") which enter into service agreements requiring them to provide support services to their customers who beneficially own Horizon Service Shares in consideration of the Funds' payment of up to .25% (on an annualized basis) of the average daily net asset value of the Horizon Service Shares beneficially owned by the customers. For the fiscal years ended February 28, 1993, February 28, 1994, and February 28, 1995, payments to Shareholder Organizations totalled $1,935,140, $2,029,346 and $2,115,780, respectively, with respect to the Horizon Service Shares of the Prime Fund, $758,331, $1,231,895 and $989,269, respectively, with respect to Horizon Service Shares of the Treasury Fund, and $118,727, $118,946 and $103,606, respectively, with respect to the Horizon Service Shares of the Tax-Exempt Money Fund. Of these amounts, for the fiscal years indicated, $1,578,092, $940,512 and $391,875, respectively, $716,174, $1,160,141 and
$224,434, respectively, and $95,544, $56,412 and $28,442, respectively, were paid to Bank of America (Security Pacific prior to April 22, 1992) and/or its (their) affiliates with respect to the Prime Fund, Treasury Fund and Tax-Exempt Money Fund, respectively, and $0 was paid to the Administrator and/or its affiliates with respect to the Prime Fund, Treasury Fund and Tax-Exempt Money Fund, respectively.

          For the fiscal year ended February 28, 1994, payments to Shareholder Organizations totaled $884,419 and $323,937, respectively with respect to the Government Fund and Treasury Only Fund. Of these amounts, $445,463 and $213,799, respectively was paid by the Government Fund and Treasury Only Fund to Bank of America and/or its affiliates, and $0 and $0, respectively was paid by the Government Fund and Treasury Only Fund to the Administrator and/or its affiliates. In addition, during the same period, Bank of America, the Administrator and Service Organizations waived fees totaling $160,284 for the Government Fund and $171,993 for the Treasury Only Fund. For the fiscal year ended February 28, 1995, payments to Shareholder Organizations totaled $590,188 and $604,380, respectively, with respect to the Government Fund and Treasury Only Fund. Of these amounts, $132,934 and $569,889, respectively, were paid by the Government Fund and Treasury Only Fund to Bank of America and/or its affiliates, and $0 was paid by the Government Fund and the Treasury Only Fund to the Administrator and/or its affiliates.


          Horizon Service Shares of the California Tax-Exempt Money Market Fund were first offered on March 1, 1993. For the fiscal year ended February 28, 1994, payments to Service Organizations totalled $294,140. Of this amount $226,495 was paid to Bank of America and/or its affiliates; and $0 was paid to the Administrator and/or its affiliates. In addition, Bank of America, the Administrator and/or its affiliates waived fees totaling $59,369. For the fiscal year ended February 28, 1995, payments to Service Organizations totalled $255,299 with respect to the California Tax-Exempt Money Market Fund. Of this amount, $251,505 was paid to Bank of America and/or its affiliates, and $0 was paid to the Administrator and/or its affiliates.


          Services provided by Shareholder Organizations under service agreements may include: (i) aggregating and processing purchase and redemption requests for Horizon Service Shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Horizon Service Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Horizon Service Shares; (v) arranging for bank wires;
(vi) responding to customer inquiries relating to the services performed by the Shareholder Organizations; (vii) providing subaccounting with respect to Horizon Service Shares beneficially owned by customers or providing the information to the Company necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Company's arrangements with Shareholder Organizations; and (x) providing such other similar services as requested by the Funds.


          The Company's agreements with Shareholder Organizations are governed by a Plan (called a "Shareholder Services Plan"). The Plan has been approved by the Board of Directors of the Company, including a majority of the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940 and have no direct or indirect financial interest in the Plan or any related service agreement (the "Disinterested Directors"). In approving the Plan, the Directors determined that there was a reasonable likelihood that it would be beneficial to each Fund and to the holders of its Horizon Service Shares. The Plan will continue with respect to each Fund until October 31, 1996, unless earlier terminated in accordance with its terms, and thereafter it will continue in effect indefinitely provided that the Directors approve the Plan at least annually in the manner described above.


          Under the Plan, the Board of Directors must be provided with and must review, at least quarterly, a written report of all amounts expended pursuant to the Plan. The Plan and any service agreements implementing the Plan must be in writing. The Plan may be terminated at any time with respect to any Fund by a vote of the majority of the Disinterested Directors. Each service agreement under the Plan is also terminable at any time without payment of any penalty by a vote of a majority of the Disinterested Directors. Any material amendment of the Plan must be approved by a majority vote of the Board of Directors and of the Disinterested Directors cast in person at a meeting called for the purpose of voting on the amendment.

          With respect to the purchase or sale of portfolio securities and the execution of portfolio transactions, no Fund will give preference to Shareholder Organizations with which the Fund enters into service agreements.

          First Cash Funds of America, pursuant to an Administrative Services Plan, had previously entered into a shareholder servicing agreement with Bank of America (and prior to that shareholder servicing agreement had entered into a shareholder servicing agreement with Seattle-First National Bank, an affiliate of Bank of America). Under the shareholder servicing agreement, Bank of America, as shareholder servicing agent, or an affiliate of Bank of America pursuant to a sub- shareholder servicing agreement, provided certain services to shareholders in exchange for a fee from each Predecessor Fund of First Cash Funds of America not in excess of .20% of the average daily net assets of such Predecessor Fund. Such fees were actually incurred by the Predecessor Government Fund of First Cash Funds of America at the effective annual rate of .12% of its average daily net assets and by the Predecessor Treasury Only Fund of First Cash Funds of America at the effective annual rate of .06% of its average daily net assets for the period ended February 28, 1993. For the period June 4, 1990 (commencement of operations) through March 31, 1991 (fiscal year end), the fiscal year ended March 31, 1992 and the period April 1, 1992 through February 28, 1993, the Predecessor Government Fund and Predecessor Treasury Only Fund of First Cash Funds of America, respectively, accrued shareholder servicing fees of $269,126 (of which $46,068 was waived), $501,845 (of which $170,760 was waived)
and $378,058 (of which $138,771 was waived), respectively, and $76,982 (of which $69,283 was waived), $253,503 (of which $164,166 was waived) and $234,373 (of which $160,559 was waived), respectively.

COUNSEL

          Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Philadelphia National Bank Building, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby. O'Melveny & Myers, 400 South Hope Street, Los Angeles, California 90071, acts as special California counsel for the Company and has reviewed the portions of the Prospectus and Statement of Additional Information for the California Tax-Exempt Money Market Fund concerning California taxes and the description of the special considerations relating to California Municipal Securities.

INDEPENDENT ACCOUNTANTS

          Price Waterhouse LLP, with offices at 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of each Fund for the fiscal year ending February 28, 1996. Deloitte & Touche LLP served as independent accountants for the Predecessor Government Funds and Predecessor Treasury Only Funds for the 11-month period ended February 28, 1993, the fiscal year ended March 31, 1992 and the period from June 4, 1990 (commencement of operations) through March 31, 1991.

REPORTS

          Each Fund will send its shareholders unaudited semi-annual reports including a description of the Fund's investments, and annual financial statements together with a report of independent accountants.

SHAREHOLDER VOTE

          As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority" of the outstanding shares of a Fund or a particular series means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or of the series, or (b) 67% of the shares of the Fund or of the series present at a meeting at which more than 50% of the outstanding shares of the Fund or series are represented in person or by proxy.


          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows: Hare & Company, Bank of New York, Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 129,738,570.66 shares (9.91%); BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 187,236,422.96 shares (14.31%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, CA 91101, 879,468,871.56 shares (67.23%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows: Bank of America TTEE/Custodian For Investing in Horizon Treasury Fund, Attn: Common Trust Funds Units, 8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 340,367,029.56 shares (11.76%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: Omnibus Account Horizon for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 182,496,513.51 shares (17.82%); and Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 321,226,413.93 shares (31.36%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows: Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn:
Linda Zerbe, First and Market Building, 100 First

Avenue, Suite 300, Pittsburgh, PA 15222, 55,027,046.86 shares (33.60%); and BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, California 94107, 43,548,248.13 shares (7.21%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit #8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 30,906,970.67 shares (6.99%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 370,355,176.96 shares (83.76%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 219,051,606.48 shares (15.53%); Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 583,075,731.46 shares (41.34%); and Security Pacific Cash Management, c/o Bank of America - GPO m/c 5533, 1850 Gateway Boulevard m/c 5533, Concord, CA 94520, 479,982,900 shares (9.59%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Shares of the Prime Fund were as follows: Bank of America TTEE/Custodian For Investing in Horizon Prime Funds, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 602,705,536.17 shares (20.83%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Prime Fund were as follows: Hare & Co. Bank of New York, Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 116,544,091.86 shares (6.05%); BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 1,314,518,652.69 shares (68.31%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, CA 91101, 179,521,133.11 shares (9.33%).

          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Market Fund were as follows: Fatigue Technologies, Inc.,
Attn: Kevin Dooley, 100 Andover Park West, Seattle, WA 98138, 2,582,833.38 shares (5.36%); Bank of America Illinois Sweep, Attn: Jewel James, 231 South LaSalle Street, Chicago, IL 60697, 5,000,000 shares (10.39%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc.,
Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 21,318,681.46 shares (44.30%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 3,038,268.73 shares (6.31%); and Bank of America Custodian for Investing in Horizon Tax-Exempt Fund, Attn. Common Trust Funds. Unit 8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 115,395,847.74 shares (26.39%); and Continental Bank Natl. Assn. Cust., FBO Cust & Co., Attn: Mary Chester, 231 South LaSalle Street 6Q, Chicago, IL 60697-0001, 174,128,061.4 shares (39.82%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, California 94120, 49,103,295.68 shares (87.39%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, California 91101, 5,534,888.99 shares (9.85%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: COHU, Inc., 5755 Kearny Villa Road, San Diego, CA 92123, 12,187,859.46 shares (5.60%); Perkins, Coie, Stone, Olsen & Willi, Attn: Brennan J. Devine, 1201 Third Avenue, 40th FL, Seattle, WA 98101, 14,506,737.78 (6.67%); Toasty, Ltd., Leslie L. Alexander, One Greenway Plaza, Suite 645, Houston, TX 77046, 12,847,594.83 shares (5.91%); Rocket Ball, Ltd.,
One Greenway Plaza, Suite 645, Houston, TX 77046, 15,022,454.78 shares (6.91%); and Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 38,579,041.68 shares (17.74%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: ACI Unit #8329, P.O. Box 3577 Terminal

Annex, Los Angeles, CA 90051, 65,616,870.55 shares (21.09%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, California 94120, 198,966,023.95 shares (63.95%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: National Home Mortgage Corp., Attn:
Mortgage Banking, Treasury Operations, 5565 Morehouse Drive 3rd FL, San Diego, CA 92121, 12,801,637.68 shares (9.38%); Comcare, Inc., 4001 N. 3rd Street, Suite
120, Phoenix, AZ 85012, 18,619,366.33 shares (13.65%); Comcare, Inc., 4001 N.
3rd Street, Suite 120, Phoenix, AZ 85012, 7,425,544.39 shares (5.44%); Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 31,525,895.7 shares (23.12%); and BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street 3rd Floor Unit 7852, San Francisco, CA 94107, 21,434,633.16 shares (5.38%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: ACI Unit #8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 28,253,603.65 shares (10.85%); Bank of America State Trust Co., 299 N. Euclid Avenue, Pasadena, CA 91101, 24,389,477.13 shares (9.37%); Hare & Co., Bank of New York, Short Term Investment Funds, Attn:
Bimal Saha, One Wall Street, New York, NY 10286, 24,091,542.54 shares (9.25%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042,
Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 154,869,688.24 shares (59.52%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows: BA Investment Services, Inc., FBO 405084421, 555 California Street, 4th FL #2640, San Francisco, CA 94104, 56,270.593 shares (5.59%); and BA Investment Services, Inc., FBO 407021281, 185 Berry Street, 3rd FL #2640, San Francisco, CA 94104, 50,388,324 shares (5.00%).



          At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Class A Shares of the Corporate Bond Fund were as follows: Dean Witter Reynolds, Inc., Attn: Stanley Worksman, Stock Record Dept. 5th, 5 World Trade Center, New York, NY 10048, 118,064 shares (5.96%); and Smith Barney, Inc. CUST,

388 Greenwich 16th FL, New York, NY 10013, 128,824.633 shares (6.50%).



          At such date, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.


          The Prospectuses relating to the Horizon Shares and Horizon Service Shares and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

FINANCIAL STATEMENTS AND EXPERTS


          The Annual Reports for each Fund for their fiscal year or periods ended February 28, 1995 and the Semi-Annual Reports for the period ended August 31, 1995 (the "Annual Reports" and "Semi-Annual Reports" respectively) accompany this Statement of Additional Information. The financial statements and notes thereto in each Annual Report and Semi-Annual Report are incorporated into this Statement of Additional Information by reference. The financial statements and notes in each Annual Report have been audited by Price Waterhouse LLP, whose report thereon also appears in each Annual Report and is also incorporated herein by reference. Such financial statements have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


        The financial highlights and financial statements for the 11-month period ended February 28, 1993, the fiscal year ended March 31, 1992 and the period June 4, 1990 through March 31, 1991 of the Predecessor Government Fund and Predecessor Treasury Only Fund of First Cash Funds of America, as well as of the Government Money Trust and Treasury Money Trust in which said Funds invested included in the Prospectus for the Government Fund and Treasury Only Fund (with regard to the financial highlights) and incorporated by reference in this Statement of Additional Information (with regard to the financial statements), have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are incorporated herein by reference.
The financial statements and financial highlights audited by Deloitte & Touche LLP have been incorporated herein by reference (with regard to the financial statements) and included herewith (with regard to the financial highlights) in reliance on the report given on their authority as experts in accounting and auditing.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

          "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

          "D" - Obligations which have a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   FORM N-1A

PART C.  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:


               (1)   Included in Part A hereof:



                     Financial Highlights for:



                     - Tax-Exempt Money Fund



                     - California Tax-Exempt Money Market Fund



               (2)   Included in Part B hereof:



                     - The audited financial statements, related notes thereto and the Auditor's reports thereon included in the Registrant's Annual Report to Horizon and Horizon Service Shareholders of the Prime, Treasury, Government, Treasury Only, and Tax-Exempt Money Funds and Horizon Service Shareholders of the California Tax-Exempt Money Market Fund (the "Funds") dated February 28, 1995 are incorporated herein by reference.



                     - The unaudited financial statements and related notes thereto included in the Registrant's Semi-Annual Report to Horizon and Horizon Service Shareholders of the Prime, Treasury, Government, and Treasury Only Funds dated August 31, 1995 are incorporated herein by reference.



                     - The unaudited financial statements and related notes thereto included in the Registrant's Semi-Annual Report to Horizon and Horizon Service Shareholders of the Tax-Exempt Money Fund and Horizon Service Shareholders of the California Tax-Exempt Money Market Fund are incorporated herein by reference.



               (3) Incorporated by reference in Part B hereof with regards to the Predecessor Government Fund and Predecessor Treasury Only Fund:



                     First Funds of America - Treasury Money Fund

                     - Statement of Assets and Liabilities - February 28, 1993
                     - Statement of Operations for the 11 month period ended February 28, 1993
                     - Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and the year ended March 31, 1992
                     - Per Share and Other Data for the 11-month period ended February 28, 1993, the year ended March 31, 1992 and the period from June 4, 1990 (commencement of operations) to February 28, 1993
                     - Notes to Financial Statements
                     - 11 month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993



                     First Cash Funds of America - Treasury Portfolio
                     - Statement of Assets and Liabilities - February 28, 1993
                     - Statement of Operations for the 11-month period ended February 28, 1993
                     - Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and the year ended March 31, 1992
                     - Per Share and Other Data for the 11-month period ended February 28, 1993, the year ended March 31, 1992 and the period from June 4, 1990 (commencement of operations) to March 31, 1991 Notes to Financial Statements
                     - 11-month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993



                     Treasury Money Trust
                     - Portfolio of Investments - February 28, 1993
                     - Statement of Assets and Liabilities - February 28, 1993
                     - Statement of Operations for the 11-month period ended February 28, 1993
                     - Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and year ended March 31, 1992
                     - Supplementary Data for the 11-month period ended February 28, 1993, the year ended March

                     31, 1992 and the period from June 4, 1990 (commencement of operations) to March 31, 1991 Notes to Financial Statements
                     - 11-month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993



                     First Funds of America - Government Money Fund
                     - Statement of Assets and Liabilities February 28, 1993
                     - Statement of Operations for the 11-month period ended February 28, 1993
                     - Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and year ended March 31, 1992 Per Share and Other Data for the 11-month period ended February 28, 1993, year ended March 31, 1992 and the period from June 4, 1990 (commencement of operations) to March 31, 1991 Notes to Financial Statements
                     - 11-month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993



                     First Cash Funds of America - Government Portfolio
                     - Statement of Assets and Liabilities February 28, 1993
                     - Statement of Operations for the 11-month period ended February 28, 1993
                     - Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and year ended March 31, 1992 Per Share and Other Data for the 11-month period ended February 28, 1993, year ended March 31, 1992 and the period from June 4, 1990 (commencement of operations) to March 31, 1991
                     Notes to Financial Statements
                     - 11-month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993



                     Government Money Trust

                     - Portfolio of Investments - February 28, 1993
                     - Statement of Assets and Liabilities February 28, 1993
                     - Statement of Operations for the 11-month period ended February 28, 1993, Statements of Changes in Net Assets for the 11-month period ended February 28, 1993 and year ended March 31, 1992
                     - Supplementary Data for the 11-month period ended February 28, 1993, year ended March 31, 1992 and the period June 4, 1990 (commencement of operations) to March 31, 1991
                     Notes to Financial Statements
                     - 11-month period ended February 28, 1993, year ended March 31, 1992 and period from June 4, 1990 (commencement of operations) to March 31, 1991
                     - Independent Auditors' Report March 1, 1993


          (b)  Exhibits:

               (1)   (a)  Restated Articles of Incorporation filed November 22,
                          1983 are incorporated by reference to Exhibit (1) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed December 21, 1983 ("Pre-Effective Amendment No. 1").

                     (b) Articles Supplementary filed January 9, 1986 are incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-1A (No.2-81110) filed April 29, 1988 ("Post-Effective Amendment No. 5").

                     (c) Articles Supplementary to increase authorized capital stock filed August 31, 1989 are incorporated by reference to Exhibit (1)(c) to Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-14 (No. 33-31539) filed on November 24, 1989 ("Pre-Effective Amendment No. 2 on Form N-14").

                     (d) Articles Supplementary classifying shares filed August 31, 1989 are incorporated by reference to Exhibit (1)(d) to Pre-Effective Amendment No. 2 on Form N-14.

                     (e) Articles Supplementary classifying shares filed June 3, 1991 are incorporated by reference to Exhibit
                          (1)(e) to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 28, 1991 ("Post-Effective Amendment No. 12").

                     (f) Articles Supplementary classifying and reclassifying shares filed August 1, 1991 are incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed August 30, 1991 ("Post-Effective Amendment No. 13").

                     (g) Articles Supplementary to increase authorized capital stock filed August 16, 1991 are incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 13.

                     (h) Articles Supplementary classifying shares filed August 16, 1991 are incorporated by reference to Exhibit
                          (1)(h) to Post-Effective Amendment No. 13.

                     (i) Articles Supplementary classifying shares filed November 25, 1991 are incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 1, 1992 ("Post-Effective Amendment No. 14").

                     (j) Articles Supplementary classifying shares filed May 11, 1992 are incorporated by reference to Exhibit
                          (1)(j) to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed July 22, 1992 ("Post-Effective Amendment No. 15").

                     (k) Articles Supplementary reclassifying shares filed May 15, 1992 are incorporated by reference to Exhibit
                          (1)(k) to Post-Effective Amendment No. 15.

                     (l) Articles Supplementary classifying shares filed July 20, 1992 are incorporated by reference to Exhibit
                          (1)(l) to Post-Effective Amendment No. 15.

                     (m) Articles Supplementary to increase authorized capital stock filed August 6, 1992 are incorporated by reference to Exhibit (1)(m) to the Registration Statement of the Registrant on Form N-14 (No. 33-54052) filed October 30, 1992 ("1992 Form N-14 No.
                          1").

                     (n) Articles Supplementary classifying shares filed August 6, 1992 are incorporated by reference to Exhibit
                          (1)(n) to 1992 Form N-14 No. 1.

                     (o) Articles Supplementary classifying shares filed March 3, 1993 are incorporated by reference to Exhibit
                          (1)(o) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed April 30, 1993 ("Post-Effective Amendment No. 21").

                     (p) Articles Supplementary reclassifying shares filed May 12, 1993 are incorporated by reference to Exhibit (1)
                          (p) to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 17, 1993.

                     (q) Articles of Amendment eliminating restriction on number of classes of shares filed May 8, 1990 are incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 31, 1990 ("Post-Effective Amendment No. 11").

                     (r) Articles of Amendment reclassifying shares filed on July 9, 1993 are incorporated by reference to Exhibit

                          (1)(r) to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed November 19, 1993 ("Post-Effective Amendment No. 30").

                     (s) Articles Supplementary classifying shares filed November 18, 1993 are incorporated by reference to Exhibit (1)(s) to Post-Effective Amendment No. 30.

                     (t) Articles Supplementary reclassifying shares filed November 18, 1993 are incorporated by reference to Exhibit (1)(t) to Post-Effective Amendment No. 30.

                     (u) Articles Supplementary reclassifying shares filed January 21, 1994 is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed May 2, 1994.

               (2)   (a)  Amended By-Laws dated January 15, 1987 are
                          incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed April 30, 1987 ("Post-Effective Amendment No. 4").

                     (b) Amendment to By-Laws dated July 17, 1987 as approved byRegistrant's Board of Directors is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 5.

                     (c) Amendment to By-Laws as approved by the Registrant's Board of Directors on March 30, 1989 is incorporated by reference to Exhibit (2)(c) to Pre-Effective Amendment No. 2 on Form N- 14.

                     (d) Amendment to By-Laws as approved by the Registrant's Board of Directors on January 29, 1990 is incorporated by reference to Exhibit (2)(d) to Post-Effective Amendment No. 11.

               (3)        None.

               (4)   (a)  Specimen copy of share certificate for all Classes and
                          Series of Shares is incorporated by reference to Exhibit (4)(a) to Post-Effective Amendment No. 37.

               (5)   (a)  Investment Advisory Agreement dated as of April 22,
                          1992 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 14.

                     (b) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Non-Money Market Funds) is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 14.

                     (c) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Prime Value Fund) is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 21.

                     (d) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Government and Treasury Only Funds) is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 19.

                     (e) Investment Advisory Agreement dated November 1, 1994 between Registrant and Bank of America with respect to the Capital Income Fund is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed February 1, 1995
                          ("Post-Effective Amendment No. 38").

               (6)   (a)  Distribution Agreement between the Registrant and
                          Concord Financial Group, Inc is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 37.

                     (b) Agreement relating to the Distribution Agreement between Registrant and Concord Financial Group, Inc. is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (No.2-81110) filed June 21, 1995 ("Post-Effective Amendment No. 40")

                     (c) Form of Broker/Dealer Agreement is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 5.

                     (d)  Form of Bank Agreement is incorporated by reference to
                          Exhibit 15(d) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 30, 1988 ("Post-Effective Amendment No. 6").

                     (e) Form of Amended and Restated Distribution Agreement is incorporated by reference to Exhibit (6)(e) to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed July 31, 1995 ("Post-Effective Amendment No. 42").

               (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of Director's retirement policy and benefit) is incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) Filed April 28, 1995 ("Post-Effective Amendment No. 39").

               (8)   (a)  Custody Agreement between Registrant and The Bank of
                          New York dated as of April 3, 1989 is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 11.

                     (b) Amendment No. 1 to Custody Agreement between Registrant and The Bank of New York dated as of March 30, 1990 is incorporated by reference to Exhibit
                          (8)(b) to Post-Effective Amendment No. 11.

                     (c) Custodian Services Agreement between Registrant and PNC Bank, N.A. is incorporated by reference to Exhibit
                          (8)(c) to Post-Effective Amendment No. 37.


                     (d) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed on December 15, 1995.


                     (e) Sub-Custodian Agreement between Registrant, The Bank of New York, and Security Pacific National Bank dated as of March 21, 1984 is incorporated by reference to
                          Exhibit 8(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed on October 12, 1984.

                     (f) Sub-Custodian Agreement between The Bank of New York and Citibank, N.A. dated May 18, 1988 as approved by Registrant's Board of Directors on March 27, 1990 is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 11.

                     (g) Form of Sub-Custody Agreement between The Bank of New York and Bank of America National Trust and Savings Association is incorporated by reference to Exhibit
                          (8)(i) to Post-Effective Amendment No. 37.

               (9)   (a)  Basic Administrative Services Agreement between
                          Registrant and Concord Holding Corporation (Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit (13)(c) to Pre-Effective Amendment No. 2 on Form N-14.

                     (b) Amendment No. 1 to Basic Administrative Services Agreement between Registrant and Concord Holding Corporation (Money Market Funds) dated November 1, 1991 is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 14.

                     (c) Amendment No. 2 to Basic Administrative Services Agreement dated as of March 1, 1993 between Registrant and Concord Holding Corporation (Money Market Funds) is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 19.

                     (d) Amendment No. 3 to Basic Administrative Services Agreement dated as of March 1, 1993 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 21.

                     (e) Amendment No. 4 to Basic Administrative Services Agreement dated November 1, 1993 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 30.

                     (f) Agreement relating to the Basic Administrative Services Agreement between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 40.

                     (g) Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) dated as of April 22, 1992 is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 14.

                     (h) Amendment No. 1 to Special Management Services Agreement dated as of March 1, 1993 between Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit
                          (9)(f) to Post-Effective Amendment No. 19.

                     (i) Amendment No. 2 to Special Management Services Agreement dated as of March 1, 1993 among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 21.

                     (f) Amendment No. 3 to Special Management Services Agreement dated as of April 1, 1993 among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(h) to Post-Effective Amendment No. 21.

                     (g) Amendment No. 4 to Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 37.

                     (h) Agreement relating to the Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 40.

                     (i) Administration Agreement between Registrant and Concord Holding Corporation (Non-Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit (13)(e) to Pre-Effective Amendment No. 2 on Form N-14.

                     (j) Amendment No. 1 to Administration Agreement between Registrant and Concord Holding Corporation (Aggressive Growth Fund, U.S. Government Securities Fund, Capital Income Fund and California Tax-Exempt Bond Fund) dated as of November 1, 1991 is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 14.

                     (k) Proposed revised Amendment No. 2 to Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated herein by reference to Exhibit (9)(l) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on October 6, 1993.

                     (l) Amendment No. 3 to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No. 30.

                     (m) Amendment No. 4 to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit (9)(q) to Post-Effective Amendment No. 37.

                     (n) Agreement relating to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit (9)(r) to Post-Effective Amendment No. 40.

                     (o) Cash Management and Related Services Agreement between Registrant and The Bank of New York (Horizon Shares and Horizon Service Shares) dated as of May 1, 1990 is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 11.

                     (p) Amendment to Cash Management and Related Services Agreement between Registrant and The Bank of New York dated as of

                          June 21, 1993 is incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 24 filed on July 1, 1993.

                     (q) Accounting Services Agreement between the Registrant and Provident Financial Processing Corp is incorporated by reference to Exhibit (9)(o) to Post-Effective Amendment No. 37.

               (10)(1) Opinion of counsel that shares are validly issued, fully paid and non-assessable.

               (11)  (a)  Consent of Drinker Biddle & Reath.


                     (b)  Consent of O'Melveny & Myers.


                     (c)  Consent of Price Waterhouse, LLP.


                     (d)  Consent of Deloitte & Touche LLP.


               (12)       None

               (13)  (a)  Purchase Agreement between Registrant and The Dreyfus
                          Corporation is incorporated by reference to Exhibit
                          (13) to Pre-Effective Amendment No. 2 to the
                          Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed on March 29, 1984 ("Pre-Effective Amendment No. 2").

                     (b) Purchase Agreement between Registrant and Hambrecht & Quist Group, Inc. dated March 31, 1988 is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 5.

                     (c) Investment Letter of Concord Financial Group, Inc. to The Horizon Funds is incorporated by reference to Exhibit (13) to the Registration Statement of

-------------------------

(1) Filed with the SEC on April 28, 1995 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                          The Horizon Funds filed on March 10, 1987 (No. 33-12535).

                     (d) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit
                          (13)(c) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. filed on April 29, 1988 (No. 2-91975).

                     (e) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit (8)(a) to Pre-Effective Amendment No. 1 to Pacific Horizon Tax-Exempt Money Market Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                     (f) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 to Pacific Horizon Tax-Exempt Honey Market Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                     (g) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit
                          (13)(c) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. filed on April 29, 1988 (No. 2-83854).

                     (h) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13 to Pre-Effective Amendment

                          No. 2 to the Registration Statement of Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. filed on March 27, 1984 (No. 2-83854).

                     (i) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit (8)(a) to Pre-Effective Amendment No. 1 to Pacific Horizon California Tax-Exempt Bond Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                     (j) Investment Letter of Concord Financial Group, Inc. to The Horizon Capital Funds is incorporated by reference to Exhibit (13) to the Registration Statement of The Horizon Capital Funds filed on June 2, 1987 (No. 33-14721).

               (14)  (a)  Individual Retirement Account and accompanying
                          Custodial Agreement, Disclosure Statement, IRA Application and IRA Transfer/Rollover Request Form is incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 21.

                     (b) Appointment of Successor Custodian for Individual Retirement Account dated as of August 3, 1990 is incorporated by reference to Exhibit (14)(c) of Post-Effective Amendment No. 12.

               (15)  (a)  Shareholder Service Plan for Non-Money Market Funds is
                          incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30.

                     (b) Shareholder Services Plan for Horizon Service Shares as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 19.

                     (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit

                          (15)(f) to Post-Effective Amendment No. 18.

                     (d) Revised Shareholder Service Agreement as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit (15)(g) to Post-Effective Amendment No. 19.

                     (e) Revised Shareholder Servicing Agreement for Non-Money Market Funds is incorporated by reference to Exhibit
                          (15)(h) to Post-Effective Amendment No. 30.

                     (f) Distribution and Services Plan and related Administrative Servicing Agreement is incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 42.

               (16)  (a)  Schedule for Computation of Performance Quotations
                          with respect to the Prime Fund, Treasury Fund, Tax-Exempt Money Fund, Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, Aggressive Growth Fund, California Tax-Exempt Bond Fund, U.S. Government Securities Fund (formerly known as the GNMA Extra Fund) and Capital Income Fund (formerly known as the Convertible Securities Fund) is incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 12.

                     (b) Schedule for Computation of Performance Quotations with respect to the Government Fund, Treasury Only Fund and Prime Value Fund is incorporated by reference to Exhibit (16)(b) of Post-Effective Amendment No. 24, filed on July 1, 1993.

                     (c) Schedule for Computation of Performance Quotations with respect to the Corporate Bond Fund, Flexible Bond Fund, Blue Chip Fund, Asset Allocation Fund and National Municipal Bond Fund is incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 30, 1995 ("Post-Effective Amendment No. 41").


               (17)       Financial Data Schedules.


               (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 42.


               24(a) The audited financial statements, related notes thereto and the Auditor's reports included in the Annual Report dated February 28, 1995 for the Horizon and Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund, Treasury Only Fund, Tax-Exempt Money Fund and Horizon Service Shares of the California Tax-Exempt Money Market Fund.



               24(b) The unaudited financial statements and related notes thereto included in the Semi-Annual Report dated August 31, 1995 for the Horizon and Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund.



               24(c) The unaudited financial statements and related notes thereto included in the Semi-Annual Report dated August 31, 1995 for the Horizon and Horizon Service Shares of the Tax-Exempt Money Fund and Horizon Service Shares of the California Tax-Exempt Money Market Fund.




     Item 25.  Persons Controlled by or under
               Common Control with Registrant


               Registrant is controlled by its Board of Directors.

     Item 26.  Number of Holders of Securities

                                                              Number of Record
                                                              Holders as of
               Title of Class                                 October 31, 1995
               --------------                                 ----------------

           Class A Common Stock                                    1,147
           Class A Common Stock -
            Special Series 1                                         491
           Class A Common Stock -
            Special Series 2                                          99
           Class B Common Stock                                   12,132
           Class B Common Stock -
            Special Series 1                                         898
           Class B Common Stock -
            Special Series 2                                         188
           Class D Common Stock                                   14,190
           Class E Common Stock                                    4,764
           Class F Common Stock                                   16,163
           Class G Common Stock                                    4,519
           Class H Common Stock
           Class I Common Stock                                      166
           Class I Common Stock -
            Special Series 1                                          51
           Class I Common Stock -
            Special Series 2                                          19
           Class J Common Stock                                      560
           Class J Common Stock -
            Special Series 1                                         190
           Class K Common Stock                                      595
           Class K Common Stock -
            Special Series 1                                         127
           Class K Common Stock -
            Special Series 2                                           2
           Class L Common Stock                                      138
           Class L Common Stock -
            Special Series 1                                         186
           Class L Common Stock -
            Special Series 2                                          35
           Class M Common Stock                                      410
           Class N Common Stock                                    4,016
           Class O Common Stock                                    1,429
           Class P Common Stock                                        0
           Class P Common Stock -
            Special Series 1                                           0
           Class P Common Stock -
            Special Series 2                                           0
           Class Q Common Stock                                      295
           Class R Common Stock                                        0
           Class S Common Stock                                        0
           Class T Common Stock                                        0
           Class U Common Stock                                        0
           Class V Common Stock                                        0
           Class W Common Stock                                    2,621

      Item 27.   Indemnification

           Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the Fund's principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Article V of the Distribution Agreement, incorporated by reference as Exhibit (6)(a), Article XV (and in Article V of the amended and restated Distribution Agreement incorporated by reference as Exhibit (6)(e)), Section 15 of the Custody Agreement incorporated by reference as Exhibit (8)(a) hereto (and in Section 10 of the Custody Agreement incorporated by reference as Exhibit (8)(c)), Article XII, Section 14 of the Sub-Custodian Agreement, incorporated herein by reference as Exhibit (8)(f) hereto, and Section 8 of the form of Sub-Custody Agreement incorporated by reference as Exhibit (8)(g), Article VIII, Section 7, of the form of Transfer Agency Agreement included herewith as Exhibit (8)(d), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated by reference as Exhibit (9)(o) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 28.  Business and Other Connections of Investment Adviser


           Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

           To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.


Director  . . . .  Joseph F. Alibrandi    Chairman of the        Manufacturer of
                                          Board and Chief        Aerospace and
                                          Executive Officer,     Biotechnology
                                          Whittaker              Products
                                          Corporation

Director  . . . .  Jill Elikann Barad     President and Chief    Toy manufacturer
                                          Operating Officer,
                                          Mattel, Inc.

Director  . . . .  Peter B. Bedford       Chairman and CEO,      California based
                                          Bedford Property       Real Estate Dev-
                                          Investors, Inc.        elopment and In-
                                                                 vestment Firm

Position with
Bank of America
National Trust
and Savings                                 Principal                 Type of
Association          Name                   Occupation                Business
--------------       ----                   ----------                --------
Director. . . . .    Andrew F. Brimmer      President,                Consulting
                                            Brimmer & Co., Inc.

Director . . . .     Richard A. Clarke      Chairman of the           Utility Company
                                            Board, Pacific
                                            Gas and Electric
                                            Company

President and
 Director. . . .     David A. Coulter       President, Bank           Banking
                                            America Corporation
                                            and Bank of America
                                            National Trust &
                                            Savings Association;
                                            effective January 1,
                                            1996, Chief
                                            Executive Officer,
                                            Bank America
                                            Corporation and Bank
                                            of America National
                                            Trust & Savings
                                            Association

Director . . . .     Timm F. Crull          Chairman of the           Food and Related
                                            Board, Nestle             Products
                                            USA, Inc.

Director . . . .     Kathleen Feldstein     President,                Economic
                                            Economics                 Consulting
                                            Studies, Inc.

Director . . . .     Donald E. Guinn        Chairman Emeritus,        Telecommuni-
                                            Pacific Telesis           cations and
                                            Group                     Diversified
                                                                      Holding Com-
                                                                      pany

Director . . . .     Philip M. Hawley       Retired Chairman          Retail
                                            and Chief Executive       Department
                                            Officer, Carter           Stores
                                            Hawley Hale
                                            Stores, Inc.

Director . . . .     Frank L. Hope, Jr.     Consulting                Architectural
                                            Architect                 and Engineering
                                                                      Consulting

Director . . . .     Ignacio E. Lozano,     Editor-In-Chief,          Newspaper
                     Jr.                    "La Opinion"              Publishing

Position with
Bank of America
National Trust
and Savings                                     Principal                Type of
Association           Name                      Occupation               Business
--------------        ----                      ----------               --------
Director . . . . .    Walter E. Massey,         Provost and Senior       Higher
                      Ph.D.                     Vice President for       Education
                                                Academic Affairs
                                                for the University
                                                of California

Director . . . . .    John M. Richman           Counsel, Wachtell,       Law firm
                                                Lipton, Rosen &
                                                Katz

Chief Executive
 Officer and
 Director. . . . .    Richard M. Rosenberg      Chief Executive          Banking
                                                Officer, Bank
                                                America Corporation
                                                and Bank of America
                                                National Trust &
                                                Savings Association
                                                untilJanuary 1, 1996;
                                                effective January 1,
                                                1996, Chairman of
                                                the Board, Bank of
                                                America National
                                                Trust & Savings
                                                Association

Director . . . . .    A. Michael Spence         Dean of the              Higher
                                                Graduate School of       Education
                                                Business, Stanford
                                                University





      Item 29.   Principal Underwriters


           (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds, Time Horizon Funds and The Victory Funds.

           (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statements of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated by reference herein.

           (c)   Not Applicable.

         Item 30.  Location of Accounts and Records

           (1) Concord Holding Corporation, 125 West 55th Street, New York, New York 10019 (records relating to the administrator).

           (2) Concord Financial Group, Inc., 125 West 55th Street, New York, New York 10019 (records relating to the distributor).

           (3) Concord Management (Ireland) Limited, ITI House, 23 Earlsfort Terrace, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

           (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).

           (5) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub-Custodian for the Funds it services).

           (6) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).

           (7) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).

           (8) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By-Laws and Minute Books).

           (9) PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, PA 19101, (records relating to the custodian for the Funds it services).

           (10) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

           (11) Concord Financial Services, Inc. First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222 (records relating to the transfer agent for the class of shares it services).

      Item 31.   Management Services

                 Inapplicable.

      Item 32.   Undertakings

           Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

           Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 22nd day of December 1995 .


                                           PACIFIC HORIZON FUNDS, INC.
                                           Registrant

                                           */Cornelius John Pings
                                           ---------------------------
                                           Cornelius John Pings
                                           President
                                           (Signature and Title)

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                          Title                       Date
---------                          -----                       ----
*/Cornelius John Pings      Chairman of the Board        December 22, 1995
----------------------
Cornelius John Pings        and President

/s/Martin R. Dean           Treasurer (Chief             December 22, 1995
----------------------
Martin R. Dean              Accounting and
                            Financial Officer)

*/Thomas M. Collins         Director                     December 22, 1995
----------------------
Thomas M. Collins

*/Douglas B. Fletcher       Director                     December 22, 1995
----------------------
Douglas B. Fletcher

*/Robert E. Greeley         Director                     December 22, 1995
----------------------
Robert E. Greeley

*/Kermit O. Hanson          Director                     December 22, 1995
----------------------
Kermit O. Hanson

*/Kenneth L. Trefftzs       Director                     December 22, 1995
----------------------
Kenneth L. Trefftzs



*By:  /s/W. Bruce McConnel, III
      -------------------------
      W. Bruce McConnel, III
      Attorney-in-fact

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                               s/ Cornelius John Pings
                                               ---------------------------------
                                               Cornelius John Pings


Date: December 6, 1995

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/ Thomas M. Collins
                                               ---------------------------------
                                               Thomas M. Collins


Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/ Douglas B. Fletcher
                                               ---------------------------------
                                               Douglas B. Fletcher


Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/Robert E. Greeley
                                               ---------------------------------
                                               Robert E. Greeley


Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/ Kermit O. Hanson
                                               ---------------------------------
                                               Kermit O. Hanson


Date: December 6, 1995

                          PACIFIC HORIZON FUNDS, INC.


                               POWER OF ATTORNEY

         Kenneth L. Trefftzs, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/ Kenneth L. Trefftzs
                                               ---------------------------------
                                               Kenneth L. Trefftzs


Date: December 6, 1995

                                 EXHIBIT INDEX

EXHIBIT NO.                     DESCRIPTION
-----------                     ------------


         11      (a)            Consent of Drinker Biddle & Reath.

                 (b)            Consent of O'Melveny & Myers.

                 (c)            Consent of Price Waterhouse, LLP.

                 (d)            Consent of Deloitte & Touche LLP.

         17                     Financial Data Schedules.

         24      (a)            The audited financial statements, related notes
                                thereto and the Auditor's reports included in the Annual Report dated February 28, 1995 for the Horizon and Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund,
                                Treasury Only Fund, Tax-Exempt Money Fund and
                                Horizon Service Shares of the California
                                Tax-Exempt Money Market Fund.

                 (b) The unaudited financial statements and related notes thereto included in the Semi-Annual Report dated August 31, 1995 for the Horizon and Horizon Service Shares of the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund.

                 (c) The unaudited financial statements and related notes thereto included in the Semi-Annual Report dated August 31, 1995 for the Horizon and Horizon Service Shares of the Tax-Exempt Money Fund and Horizon Service Shares of the California Tax-Exempt Money Market Fund.